UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-649

Fidelity Puritan Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2006

Item 1. Reports to Stockholders

Fidelity® Balanced Fund

Semiannual Report January 31, 2006

Contents

Chairman’s Message	3	Ned Johnson’s message to shareholders.
Shareholder Expense	4	An example of shareholder expenses.
Example
Investment Changes	5	A summary of major shifts in the fund’s
		investments over the past six months.
Investments	6	A complete list of the fund’s investments
		with their market values.
Financial Statements	57	Statements of assets and liabilities,
		operations, and changes in net assets,
		as well as financial highlights.
Notes	61	Notes to the financial statements.
Proxy Voting Results	69
Board Approval of	70
Investment Advisory
Contracts and
Management Fees

To view a fund’s proxy voting guidelines and proxy voting record for the 12 month period ended
June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commis sion’s (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw Hill Companies, Inc.
and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.
A fund files its complete schedule of portfolio holdings with the SEC for the first and third quar ters of each fiscal year on Form N Q. Forms N Q are available on the SEC’s web site at
http://www.sec.gov. A fund’s Forms N Q may be reviewed and copied at the SEC’s Public Refer ence Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference
Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio hold ings, view the most recent quarterly holdings report, semiannual report, or annual report on
Fidelity’s web site at http://www.fidelity.com/holdings.
NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE
Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

2

Chairman’s Message

(photograph of Edward C. Johnson 3d)

Dear Shareholder:

During the past year or so, much has been reported about the mutual fund industry, and much of it has been more critical than I believe is warranted. Allegations that some companies have been less than forthright with their shareholders have cast a shadow on the entire industry. I continue to find these reports disturbing, and assert that they do not create an accurate picture of the industry overall. Therefore, I would like to remind every one where Fidelity stands on these issues. I will say two things specifically regarding allegations that some mutual fund companies were in violation of the Securities and Exchange Commission’s forward pricing rules or were involved in so called “market timing” activities.

First, Fidelity has no agreements that permit customers who buy fund shares after 4 p.m. to obtain the 4 p.m. price. This is not a new policy. This is not to say that some one could not deceive the company through fraudulent acts. However, we are extremely diligent in preventing fraud from occurring in this manner and in every other. But I underscore again that Fidelity has no so called “agreements” that sanction illegal practices.

Second, Fidelity continues to stand on record, as we have for years, in opposition to predatory short term trading that adversely affects shareholders in a mutual fund. Back in the 1980s, we initiated a fee which is returned to the fund and, therefore, to investors to discourage this activity. Further, we took the lead several years ago in developing a Fair Value Pricing Policy to prevent market timing on foreign securities in our funds. I am confident we will find other ways to make it more difficult for predatory traders to operate. However, this will only be achieved through close cooperation among regulators, legislators and the industry.

Yes, there have been unfortunate instances of unethical and illegal activity within the mutual fund industry from time to time. That is true of any industry. When this occurs, confessed or convicted offenders should be dealt with appropriately. But we are still concerned about the risk of over regulation and the quick application of simplistic solutions to intricate problems. Every system can be improved, and we support and applaud well thought out improvements by regulators, legislators and industry representatives that achieve the common goal of building and protecting the value of investors’ holdings.

For nearly 60 years, Fidelity has worked very hard to improve its products and service to justify your trust. When our family founded this company in 1946, we had only a few hundred customers. Today, we serve more than 18 million customers including individual investors and participants in retirement plans across America.

Let me close by saying that we do not take your trust in us for granted, and we realize that we must always work to improve all aspects of our service to you. In turn, we urge you to continue your active participation with your financial matters, so that your interests can be well served.

Best regards,

/s/ Edward C. Johnson 3d

Edward C. Johnson 3d

3 Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2005 to January 31, 2006).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the share holder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	August 1, 2005	January 31, 2006	August 1, 2005
			to January 31,
			2006

Actual	$1,000.00	$1,088.20	$3.37
Hypothetical (5% return per year
before expenses)	$1,000.00	$1,021.98	$3.26

* Expenses are equal to the Fund’s annualized expense ratio of .64%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one half year period).

Semiannual Report

4

Investment Changes

Top Five Stocks as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
National Oilwell Varco, Inc.	2.1	1.3
Halliburton Co.	1.4	1.2
General Electric Co.	1.4	1.8
Pride International, Inc.	1.1	0.9
Valero Energy Corp.	1.1	0.9
	7.1
Top Five Bond Issuers as of January 31, 2006
(with maturities greater than one year)	% of fund’s	% of fund’s net assets
	net assets	6 months ago
U.S. Treasury Obligations	10.5	4.5
Fannie Mae	7.9	13.7
Freddie Mac	2.0	2.2
General Electric Capital Corp.	0.3	0.2
United Mexican States	0.2	0.2
	20.9
Top Five Market Sectors as of January 31, 2006
	% of fund’s	% of fund’s net assets
	net assets	6 months ago
Financials	14.9	14.5
Information Technology	11.7	12.1
Energy	10.1	8.6
Industrials	8.3	9.6
Health Care	7.4	8.3

5 Semiannual Report

Investments January 31, 2006 (Unaudited) Showing Percentage of Net Assets

Common Stocks 67.9%
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – 6.2%
Auto Components 0.2%
American Axle & Manufacturing Holdings, Inc.	958,500	$ 17,819
LKQ Corp. (a)	465,600	10,471
		28,290
Automobiles – 0.1%
General Motors Corp. (g)	632,100	15,208
Diversified Consumer Services – 0.0%
Carriage Services, Inc. Class A (a)	565,000	2,825
Service Corp. International (SCI)	743,800	6,084
		8,909
Hotels, Restaurants & Leisure 1.2%
Applebee’s International, Inc.	330,200	7,915
Boyd Gaming Corp.	214,300	9,686
Brinker International, Inc.	314,100	12,784
Carnival Corp. unit	214,900	11,123
Gaylord Entertainment Co. (a)	325,200	13,984
Greek Organization of Football Prognostics SA	286,500	10,773
Kerzner International Ltd. (a)	369,600	24,113
Kinki Nippon Tourist Co. Ltd. (g)	271,000	1,478
McDonald’s Corp.	1,246,000	43,622
Outback Steakhouse, Inc.	482,400	22,301
Pinnacle Entertainment, Inc. (a)	270,500	7,796
Royal Caribbean Cruises Ltd.	508,600	20,802
Six Flags, Inc. (a)(g)	425,200	4,937
Starwood Hotels & Resorts Worldwide, Inc. unit	220,700	13,421
Station Casinos, Inc.	162,400	10,856
WMS Industries, Inc. (a)	470,600	12,325
		227,916
Household Durables – 1.0%
Cyrela Brazil Realty SA	452,000	6,743
D.R. Horton, Inc.	686,860	25,634
Directed Electronics, Inc.	89,600	1,277
Interface, Inc. Class A (a)	1,796,828	16,890
KB Home	928,600	70,759
Leggett & Platt, Inc.	429,200	10,567
Ryland Group, Inc.	320,700	23,206
Sony Corp. sponsored ADR	135,500	6,626
Standard Pacific Corp.	413,800	16,097
		177,799

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 6

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Internet & Catalog Retail 0.1%
eBay, Inc. (a)	512,320	$ 22,081
Leisure Equipment & Products – 0.1%
Brunswick Corp.	373,600	14,044
Media – 2.1%
Antena 3 Television SA	495,700	13,428
Citadel Broadcasting Corp.	1,072,400	13,191
Clear Channel Communications, Inc.	530,400	15,525
E.W. Scripps Co. Class A	309,000	14,937
EchoStar Communications Corp. Class A (a)	895,900	24,727
Gannett Co., Inc.	40,500	2,503
Lagardere S.C.A. (Reg.)	149,500	11,919
Lamar Advertising Co. Class A (a)	905,900	41,599
Liberty Global, Inc.:
Class A	542,607	11,612
Class C (a)	525,607	10,628
Liberty Media Corp. Class A (a)	2,231,468	18,655
Live Nation, Inc. (a)	1,159,762	20,586
McGraw Hill Companies, Inc.	244,200	12,464
News Corp. Class A	2,007,292	31,635
NTL, Inc. (a)	649,830	41,102
Omnicom Group, Inc.	177,700	14,534
Radio One, Inc. Class D (non-vtg.) (a)	488,504	5,354
Salem Communications Corp. Class A (a)	264,849	4,063
Telewest Global, Inc. (a)	620,972	14,469
The DIRECTV Group, Inc. (a)	768,200	10,624
TVN SA (a)	398,984	10,284
Walt Disney Co.	1,272,300	32,202
		376,041
Multiline Retail – 0.5%
Dollar Tree Stores, Inc. (a)	569,700	14,123
Federated Department Stores, Inc.	340,400	22,681
Fred’s, Inc. Class A	1,014,100	16,104
JCPenney Co., Inc.	330,500	18,442
Lotte Shopping Co. Ltd. GDR (a)(i)(j)	461,100	9,531
Target Corp.	197,400	10,808
		91,689
Specialty Retail – 0.9%
Aeropostale, Inc. (a)	567,750	17,163
Best Buy Co., Inc.	295,150	14,952

See accompanying notes which are an integral part of the financial statements.

7 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
Big 5 Sporting Goods Corp.	396,671	$ 8,560
Circuit City Stores, Inc.	178,600	4,503
Eddie Bauer Holdings, Inc. (a)	722,000	10,830
Edgars Consolidated Stores Ltd.	224,000	1,303
Foot Locker, Inc.	569,900	12,948
Gamestop Corp. Class A (a)	45,200	1,822
Home Depot, Inc.	633,200	25,676
Linens ’N Things, Inc. (a)	225,500	6,226
OfficeMax, Inc.	223,200	6,377
Pacific Sunwear of California, Inc. (a)	704,525	17,268
Ross Stores, Inc.	283,600	8,083
Staples, Inc.	672,500	15,945
TJX Companies, Inc.	490,000	12,510
		164,166

TOTAL CONSUMER DISCRETIONARY		1,126,143

CONSUMER STAPLES 3.2%
Beverages – 0.1%
The Coca-Cola Co.	677,400	28,031
Food & Staples Retailing – 0.8%
CVS Corp.	1,112,400	30,880
Kroger Co. (a)	456,300	8,396
Safeway, Inc.	941,600	22,071
Wal-Mart de Mexico SA de CV Series V	575,900	3,346
Wal-Mart Stores, Inc.	1,750,400	80,711
		145,404
Food Products 0.7%
Archer-Daniels Midland Co.	200,300	6,309
Bunge Ltd.	228,400	13,466
Corn Products International, Inc.	926,600	25,268
General Mills, Inc.	355,700	17,291
Global Bio-Chem Technology Group Co. Ltd.	12,700,000	6,846
Groupe Danone	91,400	9,964
Kellogg Co.	228,100	9,785
Nestle SA (Reg.)	36,958	10,842
The J.M. Smucker Co.	320,460	13,940
TreeHouse Foods, Inc. (a)	415,600	8,167
		121,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

8

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

CONSUMER STAPLES – continued
Household Products – 0.4%
Colgate-Palmolive Co.	703,600	$ 38,621
Procter & Gamble Co.	729,433	43,204
		81,825
Personal Products 0.2%
Alberto-Culver Co.	210,600	9,330
Avon Products, Inc.	790,400	22,384
Playtex Products, Inc. (a)	103,600	1,390
		33,104
Tobacco 1.0%
Altria Group, Inc.	2,545,100	184,113

TOTAL CONSUMER STAPLES		594,355

ENERGY 9.4%
Energy Equipment & Services – 6.2%
Basic Energy Services, Inc.	45,100	1,265
BJ Services Co.	2,144,454	86,829
GlobalSantaFe Corp.	369,400	22,552
Halliburton Co.	3,253,100	258,784
Nabors Industries Ltd. (a)	127,400	10,351
National Oilwell Varco, Inc. (a)	5,185,677	394,474
Noble Corp.	258,700	20,810
Pride International, Inc. (a)	5,572,843	196,777
Smith International, Inc.	1,045,400	47,043
Weatherford International Ltd. (a)	2,110,400	94,504
		1,133,389
Oil, Gas & Consumable Fuels – 3.2%
Alpha Natural Resources, Inc.	225,600	5,308
Cabot Oil & Gas Corp.	272,700	14,063
Canadian Natural Resources Ltd.	250,400	15,522
Chesapeake Energy Corp.	1,108,200	38,831
CNX Gas Corp. (a)(i)	115,000	2,767
CONSOL Energy, Inc.	108,200	7,888
Double Hull Tankers, Inc.	445,000	6,061
El Paso Corp.	766,100	10,312
EnCana Corp.	604,000	30,095
Energy Partners Ltd. (a)	307,200	8,623
Goodrich Petroleum Corp. (a)	203,100	5,807
Holly Corp.	455,766	33,544

See accompanying notes which are an integral part of the financial statements.

9 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Houston Exploration Co. (a)	243,600	$ 15,125
International Coal Group, Inc. (a)	1,146,600	11,604
KCS Energy, Inc. (a)	85,100	2,470
Mariner Energy, Inc. (a)(i)	516,300	10,455
Maritrans, Inc.	212,100	5,572
Massey Energy Co.	194,100	8,007
McMoRan Exploration Co. (a)(g)	456,200	9,270
OMI Corp.	448,600	7,877
Overseas Shipholding Group, Inc.	76,700	3,956
Penn Virginia Corp.	303,800	19,875
Petroleum Development Corp. (a)	183,500	7,865
Plains Exploration & Production Co. (a)	318,500	14,282
Quicksilver Resources, Inc. (a)	660,000	33,178
Range Resources Corp.	955,200	28,532
Southwestern Energy Co. (a)	491,000	21,182
Ultra Petroleum Corp. (a)	232,900	16,021
Valero Energy Corp.	3,140,200	196,043
		590,135

TOTAL ENERGY		1,723,524

FINANCIALS – 12.4%
Capital Markets 1.9%
Affiliated Managers Group, Inc. (a)	49,200	4,566
American Capital Strategies Ltd.	225,200	8,006
Ameriprise Financial, Inc.	135,340	5,507
E*TRADE Financial Corp. (a)	2,136,300	50,823
Goldman Sachs Group, Inc.	273,400	38,618
Investors Financial Services Corp.	65,100	3,056
Janus Capital Group, Inc.	338,800	7,078
Lazard Ltd.:
unit	199,800	6,466
Class A	399,600	14,330
Lehman Brothers Holdings, Inc.	347,600	48,820
Merrill Lynch & Co., Inc.	1,131,700	84,957
Morgan Stanley	248,700	15,283
Northern Trust Corp.	153,600	8,019
Piper Jaffray Companies (a)	487,700	21,864
State Street Corp.	291,300	17,612

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

10

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Capital Markets continued
TD Ameritrade Holding Corp.	654,500	$ 13,247
UBS AG (Reg.)	902	98
		348,350
Commercial Banks – 2.5%
Banco Nossa Caixa SA	451,700	10,843
Bank of America Corp.	4,184,536	185,082
Bank of Baroda	394,021	2,263
China Construction Bank Corp. (H Shares)	46,054,000	17,817
Hanmi Financial Corp.	319,100	6,060
ICICI Bank Ltd. sponsored ADR	316,100	9,932
Mitsubishi UFJ Financial Group, Inc.	895	12,933
Nara Bancorp, Inc.	410,721	7,352
Placer Sierra Bancshares	90,200	2,403
Preferred Bank, Los Angeles California	4,900	231
SVB Financial Group (a)	342,600	16,952
UCBH Holdings, Inc.	1,505,478	26,120
Unicredito Italiano Spa	1,841,000	13,145
UnionBanCal Corp.	158,700	10,647
Wachovia Corp.	1,741,214	95,471
Wells Fargo & Co.	262,300	16,357
Wilshire Bancorp, Inc.	794,824	14,029
Wintrust Financial Corp.	236,600	12,705
		460,342
Consumer Finance – 0.4%
American Express Co.	422,400	22,155
Capital One Financial Corp.	221,400	18,443
SLM Corp.	529,900	29,653
		70,251
Diversified Financial Services – 1.6%
Citigroup, Inc.	3,315,904	154,455
Infrastructure Development Finance Co. Ltd.	1,318,026	2,091
JPMorgan Chase & Co.	3,344,300	132,936
		289,482
Insurance – 3.5%
ACE Ltd.	1,066,200	58,374
AFLAC, Inc.	279,400	13,118
AMBAC Financial Group, Inc.	271,200	20,831
American International Group, Inc.	2,880,231	188,540
Aspen Insurance Holdings Ltd.	717,800	16,639

See accompanying notes which are an integral part of the financial statements.

11 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Insurance – continued
Axis Capital Holdings Ltd.	152,400	$ 4,557
Covanta Holding Corp. (a)	901,400	15,594
Endurance Specialty Holdings Ltd.	431,800	14,219
Fidelity National Financial, Inc.	334,100	13,187
Hartford Financial Services Group, Inc.	462,300	38,015
IPC Holdings Ltd.	210,200	5,730
MBIA, Inc.	430,400	26,495
MetLife, Inc. unit	714,000	19,635
Montpelier Re Holdings Ltd.	556,500	10,740
Navigators Group, Inc. (a)	72,300	3,230
PartnerRe Ltd.	361,200	22,315
Platinum Underwriters Holdings Ltd.	387,600	11,880
PXRE Group Ltd.	1,087,600	13,639
Scottish Re Group Ltd.	1,842,800	45,370
Specialty Underwriters’ Alliance, Inc. (a)	547,300	3,382
T&D Holdings, Inc.	79,800	5,693
The St. Paul Travelers Companies, Inc.	650,000	29,497
Universal American Financial Corp. (a)	381,500	6,283
USI Holdings Corp. (a)	754,700	10,626
Willis Group Holdings Ltd.	201,900	7,008
XL Capital Ltd. Class A	362,600	24,534
		629,131
Real Estate 0.9%
Apartment Investment & Management Co. Class A	254,500	10,821
CBL & Associates Properties, Inc.	138,000	5,840
CenterPoint Properties Trust (SBI)	210,400	10,444
Developers Diversified Realty Corp.	22,600	1,113
Digital Realty Trust, Inc.	179,900	4,658
Duke Realty Corp.	171,400	6,218
Education Realty Trust, Inc.	173,500	2,261
Education Realty Trust, Inc. (m)	195,619	2,294
Equity Lifestyle Properties, Inc.	153,200	7,047
Equity Office Properties Trust	272,400	8,668
Equity Residential (SBI)	163,400	6,930
General Growth Properties, Inc.	301,500	15,557
Highwoods Properties, Inc. (SBI)	99,200	3,129
Mitsui Fudosan Co. Ltd.	603,000	12,694
Pennsylvania (REIT) (SBI)	131,200	5,335
Reckson Associates Realty Corp.	216,600	8,649
The Mills Corp.	76,800	3,183

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

12

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

FINANCIALS – continued
Real Estate continued
Trizec Properties, Inc.	473,950	$ 11,038
United Dominion Realty Trust, Inc. (SBI)	1,223,300	31,084
Vornado Realty Trust	134,600	11,891
		168,854
Thrifts & Mortgage Finance – 1.6%
BankUnited Financial Corp. Class A	302,500	8,500
Countrywide Financial Corp.	522,751	17,481
Doral Financial Corp.	1,167,800	12,694
Fannie Mae	1,048,600	60,756
Fidelity Bankshares, Inc.	60,820	2,072
First Niagara Financial Group, Inc.	181,700	2,507
Freddie Mac	1,254,700	85,144
Golden West Financial Corp., Delaware	117,000	8,263
Hudson City Bancorp, Inc.	984,200	12,224
KNBT Bancorp, Inc.	192,200	3,075
MGIC Investment Corp.	115,600	7,631
NetBank, Inc.	1,869,679	14,041
NewAlliance Bancshares, Inc.	731,576	10,652
R&G Financial Corp. Class B	424,600	5,516
Sovereign Bancorp, Inc.	1,293,700	28,203
W Holding Co., Inc.	1,984,164	17,084
		295,843

TOTAL FINANCIALS		2,262,253

HEALTH CARE – 7.3%
Biotechnology – 1.0%
Biogen Idec, Inc. (a)	334,600	14,973
BioMarin Pharmaceutical, Inc. (a)	979,100	11,485
Cephalon, Inc. (a)	514,700	36,487
Charles River Laboratories International, Inc. (a)	456,600	21,063
CSL Ltd.	557,453	18,387
DOV Pharmaceutical, Inc. warrants 6/2/09 (a)	34	0
Genentech, Inc. (a)	157,486	13,531
Invitrogen Corp. (a)	206,500	14,224
Medarex, Inc. (a)	793,600	11,095
MedImmune, Inc. (a)	207,800	7,090
OSI Pharmaceuticals, Inc. (a)	562,100	15,829

See accompanying notes which are an integral part of the financial statements.

13 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Biotechnology – continued
Seracare Life Sciences, Inc. (a)	169,000	$ 1,477
Serologicals Corp. (a)	571,900	12,788
		178,429
Health Care Equipment & Supplies – 2.0%
Aspect Medical Systems, Inc. (a)	259,800	9,397
Bausch & Lomb, Inc.	180,000	12,159
Baxter International, Inc.	1,339,400	49,357
Becton, Dickinson & Co.	336,200	21,786
Boston Scientific Corp. (a)	474,300	10,373
C.R. Bard, Inc.	408,900	25,932
CONMED Corp. (a)	301,600	7,130
Cooper Companies, Inc.	569,100	31,545
Cytyc Corp. (a)	241,600	7,272
Dade Behring Holdings, Inc.	1,058,166	41,406
Fisher & Paykel Healthcare Corp.	885,094	2,242
Fisher Scientific International, Inc. (a)	270,568	18,093
Guidant Corp.	138,100	10,164
INAMED Corp. (a)	139,900	12,886
Inverness Medical Innovations, Inc. (a)	268,900	7,220
Inverness Medical Innovations, Inc. (a)(m)	68,500	1,839
Kinetic Concepts, Inc. (a)	214,300	7,756
Medtronic, Inc.	255,000	14,400
St. Jude Medical, Inc. (a)	103,000	5,060
Synthes, Inc.	52,477	6,285
Thermo Electron Corp. (a)	709,280	23,860
Varian, Inc. (a)	395,100	15,160
Waters Corp. (a)	812,400	34,080
		375,402
Health Care Providers & Services – 2.4%
Aetna, Inc.	215,500	20,860
American Retirement Corp. (a)	487,300	13,269
Cardinal Health, Inc.	607,800	43,786
Caremark Rx, Inc. (a)	291,500	14,371
Emdeon Corp. (a)	1,793,500	16,751
Hanger Orthopedic Group, Inc. (a)(h)	1,328,500	9,007
Health Net, Inc. (a)	706,900	34,900
Humana, Inc. (a)	420,000	23,423
IMS Health, Inc.	111,500	2,743
LifePoint Hospitals, Inc. (a)	90,100	2,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

14

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

HEALTH CARE – continued
Health Care Providers & Services – continued
Medco Health Solutions, Inc. (a)	366,200	$ 19,811
Omnicare, Inc.	278,600	13,846
Psychiatric Solutions, Inc. (a)	217,800	7,185
Quest Diagnostics, Inc.	125,600	6,208
Sierra Health Services, Inc. (a)	209,200	8,289
Sunrise Senior Living, Inc. (a)	615,000	22,355
UnitedHealth Group, Inc.	2,614,450	155,351
WellPoint, Inc. (a)	436,300	33,508
		448,443
Pharmaceuticals – 1.9%
Allergan, Inc.	9,000	1,048
Atherogenics, Inc. (a)	842,900	14,961
Barr Pharmaceuticals, Inc. (a)	347,800	22,809
Cipla Ltd.	512,158	5,157
Johnson & Johnson	1,584,400	91,166
MGI Pharma, Inc. (a)	496,700	8,280
New River Pharmaceuticals, Inc. (a)	167,702	5,586
Novartis AG sponsored ADR	853,300	47,068
Pfizer, Inc.	1,190,900	30,582
Schering-Plough Corp.	603,600	11,559
Teva Pharmaceutical Industries Ltd. sponsored ADR	953,500	40,648
Wyeth	1,318,500	60,981
		339,845

TOTAL HEALTH CARE		1,342,119

INDUSTRIALS – 8.0%
Aerospace & Defense – 1.3%
EADS NV	532,500	20,870
General Dynamics Corp.	189,700	22,073
Hexcel Corp. (a)	693,000	14,463
Honeywell International, Inc.	1,161,600	44,629
L 3 Communications Holdings, Inc.	162,500	13,166
Lockheed Martin Corp.	242,900	16,432
Meggitt PLC	1,547,137	9,977
Precision Castparts Corp.	567,000	28,322
Raytheon Co.	496,000	20,321

See accompanying notes which are an integral part of the financial statements.

15 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Aerospace & Defense – continued
Rockwell Collins, Inc.	321,000	$ 15,061
United Technologies Corp.	603,700	35,238
		240,552
Air Freight & Logistics – 0.3%
EGL, Inc. (a)	513,700	21,015
FedEx Corp.	125,700	12,715
Forward Air Corp.	22,200	866
UTI Worldwide, Inc.	139,109	14,569
		49,165
Airlines – 0.5%
ACE Aviation Holdings, Inc. Class A (a)	495,100	15,475
AirTran Holdings, Inc. (a)	3,376,500	57,198
Frontier Airlines, Inc. (a)(g)(h)	3,520,108	23,655
		96,328
Building Products 0.1%
Masco Corp.	710,700	21,072
Commercial Services & Supplies – 0.4%
Banta Corp.	90,300	4,616
Cendant Corp.	1,421,700	23,799
Cintas Corp.	176,100	7,502
Corrections Corp. of America (a)	114,700	4,869
DiamondCluster International, Inc. (a)	694,939	6,609
HNI Corp.	48,900	2,822
Kforce, Inc. (a)	473,655	6,158
PICO Holdings, Inc. (a)	63,112	2,232
The Brink’s Co.	360,500	19,179
		77,786
Construction & Engineering – 1.6%
Chicago Bridge & Iron Co. NV (NY Shares)	609,200	18,794
Fluor Corp.	1,188,300	104,511
Foster Wheeler Ltd. (a)	273,100	13,450
Granite Construction, Inc.	233,300	9,444
Hyundai Engineering & Construction Co. Ltd. (a)	181,450	8,885
Infrasource Services, Inc. (a)	405,100	6,494
Larsen & Toubro Ltd.	421,480	20,842
McDermott International, Inc. (a)	207,200	10,774
Perini Corp. (a)	923,200	25,416
Punj Lloyd Ltd.	96,345	2,476

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

16

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Construction & Engineering – continued
Shaw Group, Inc. (a)	1,091,400	$ 38,876
URS Corp. (a)	688,300	29,445
Washington Group International, Inc.	78,500	4,659
		294,066
Electrical Equipment – 0.0%
Cooper Industries Ltd. Class A	92,500	7,553
Rockwell Automation, Inc.	26,800	1,771
		9,324
Industrial Conglomerates – 2.0%
3M Co.	344,400	25,055
General Electric Co.	7,742,710	253,574
Smiths Group PLC	999,200	17,633
Tyco International Ltd.	2,490,800	64,885
		361,147
Machinery – 0.5%
Atlas Copco AB (B Shares)	679,100	14,399
Briggs & Stratton Corp.	465,300	16,188
Danaher Corp.	243,600	13,798
Deere & Co.	269,100	19,311
SPX Corp.	428,800	20,458
Timken Co.	314,300	11,368
Watts Water Technologies, Inc. Class A	15,100	509
		96,031
Marine – 0.1%
Alexander & Baldwin, Inc.	352,595	18,536
Road & Rail 0.7%
Burlington Northern Santa Fe Corp.	455,000	36,455
Canadian National Railway Co.	9,000	814
Laidlaw International, Inc.	1,491,400	40,566
Norfolk Southern Corp.	858,900	42,808
		120,643
Trading Companies & Distributors – 0.5%
H&E Equipment Services, Inc.	60,200	1,391
UAP Holding Corp.	585,900	12,398

See accompanying notes which are an integral part of the financial statements.

17 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INDUSTRIALS – continued
Trading Companies & Distributors – continued
United Rentals, Inc. (a)	198,500	$ 5,818
WESCO International, Inc. (a)	1,343,400	64,389
		83,996

TOTAL INDUSTRIALS		1,468,646

INFORMATION TECHNOLOGY – 11.5%
Communications Equipment – 1.0%
Andrew Corp. (a)	665,700	8,634
Avocent Corp. (a)	231,300	7,695
Dycom Industries, Inc. (a)	1,533,100	37,806
Harris Corp.	399,500	18,549
Juniper Networks, Inc. (a)	455,600	8,260
Lucent Technologies, Inc. (a)	632,300	1,669
MasTec, Inc. (a)	1,803,490	21,732
Motorola, Inc.	1,295,100	29,412
Nortel Networks Corp. (a)	632,300	1,897
QUALCOMM, Inc.	395,500	18,968
Sycamore Networks, Inc. (a)	4,735,600	23,441
		178,063
Computers & Peripherals – 1.4%
Dell, Inc. (a)	373,100	10,936
EMC Corp. (a)	1,349,500	18,083
Hewlett-Packard Co.	663,600	20,691
Intermec, Inc. (a)	89,100	3,107
Maxtor Corp. (a)	7,228,900	66,506
McDATA Corp. Class A (a)	1,240,100	5,295
NCR Corp. (a)	420,900	15,636
SanDisk Corp. (a)	180,600	12,165
Seagate Technology	2,465,900	64,311
Sun Microsystems, Inc. (a)	3,290,600	14,808
Western Digital Corp. (a)	1,313,800	28,720
		260,258
Electronic Equipment & Instruments – 2.4%
Agilent Technologies, Inc. (a)	1,202,600	40,780
Amphenol Corp. Class A	958,800	48,736
Arrow Electronics, Inc. (a)	455,125	15,638
Avnet, Inc. (a)	624,100	15,259
Bell Microproducts, Inc. (a)	788,938	5,018

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

18

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Electronic Equipment & Instruments – continued
Benchmark Electronics, Inc. (a)	411,300	$ 15,025
Celestica, Inc. (sub. vtg.) (a)	2,487,300	24,590
Flextronics International Ltd. (a)	6,307,200	65,973
Hon Hai Precision Industry Co. Ltd. (Foxconn) unit	1,918,313	26,856
Ibiden Co. Ltd.	135,400	7,593
Ingram Micro, Inc. Class A (a)	1,356,100	26,241
KEMET Corp. (a)	436,900	4,011
Littelfuse, Inc. (a)	206,400	6,099
Mettler-Toledo International, Inc. (a)	247,700	14,339
Molex, Inc.	368,600	11,150
Solectron Corp. (a)	11,917,300	45,524
Symbol Technologies, Inc.	2,860,997	35,333
Tektronix, Inc.	484,200	14,284
Vishay Intertechnology, Inc. (a)	897,800	14,212
		436,661
Internet Software & Services – 0.6%
Google, Inc. Class A (sub. vtg.) (a)	186,900	80,974
Homestore, Inc. (a)	193,050	1,166
Openwave Systems, Inc. (a)	158,024	3,407
Yahoo!, Inc. (a)	930,000	31,936
		117,483
IT Services – 0.4%
Alliance Data Systems Corp. (a)	312,500	13,203
Ceridian Corp. (a)	1,012,300	24,984
First Data Corp.	629,400	28,386
Wright Express Corp.	247,900	6,307
		72,880
Office Electronics – 0.2%
Xerox Corp. (a)	2,329,500	33,335
Semiconductors & Semiconductor Equipment – 4.0%
Advanced Energy Industries, Inc. (a)	467,200	7,330
Agere Systems, Inc. (a)	3,457,752	42,911
AMIS Holdings, Inc. (a)	201,500	2,086
Amkor Technology, Inc. (a)	2,331,400	13,126
Analog Devices, Inc.	219,800	8,741
Applied Materials, Inc.	135,300	2,577
Applied Micro Circuits Corp. (a)	1,535,200	5,051
Asat Holdings Ltd. sponsored ADR (a)	1,517,000	1,851
ASM International NV (Nasdaq) (a)	676,400	12,175

See accompanying notes which are an integral part of the financial statements.

19 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Semiconductors & Semiconductor Equipment – continued
ASML Holding NV (NY Shares) (a)	1,337,800	$ 30,221
ATI Technologies, Inc. (a)	744,800	13,209
ATMI, Inc. (a)	1,809,859	60,811
Axcelis Technologies, Inc. (a)	3,448,200	21,793
Cascade Microtech, Inc. (a)	220,265	3,117
Credence Systems Corp. (a)	1,593,820	13,946
Cymer, Inc. (a)	600,800	27,120
Cypress Semiconductor Corp. (a)	723,100	12,242
DSP Group, Inc. (a)	448,000	13,149
Entegris, Inc. (a)	315,900	3,317
Fairchild Semiconductor International, Inc. (a)	2,199,500	43,880
FormFactor, Inc. (a)	536,400	15,995
Freescale Semiconductor, Inc.:
Class A (a)	1,988,800	50,038
Class B (a)	4,577,789	115,589
Integrated Device Technology, Inc. (a)	340,500	4,730
Linear Technology Corp.	163,900	6,099
LTX Corp. (a)(h)	3,419,121	18,566
Maxim Integrated Products, Inc.	61,600	2,528
Microchip Technology, Inc.	288,300	10,814
Micron Technology, Inc. (a)	270,900	3,977
National Semiconductor Corp.	2,026,600	57,170
ON Semiconductor Corp. (a)	945,701	7,102
PMC-Sierra, Inc. (a)	928,900	8,787
Rudolph Technologies, Inc. (a)	293,600	4,489
Samsung Electronics Co. Ltd.	63,313	48,810
Silicon Laboratories, Inc. (a)	471,000	23,187
Teradyne, Inc. (a)	984,100	17,143
		733,677
Software 1.5%
Activision, Inc. (a)	594,467	8,525
Amdocs Ltd. (a)	293,300	9,444
BEA Systems, Inc. (a)	2,504,449	25,971
Citrix Systems, Inc. (a)	97,264	3,000
Cognos, Inc. (a)	639,800	24,773
FileNET Corp. (a)	263,400	7,391
Hyperion Solutions Corp. (a)	498,911	17,168
JDA Software Group, Inc. (a)	527,200	8,082
Macrovision Corp. (a)	784,564	14,585
McAfee, Inc. (a)	654,500	15,178

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

20

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

INFORMATION TECHNOLOGY – continued
Software – continued
Microsoft Corp.	3,339,800	$ 94,015
Nintendo Co. Ltd.	67,700	9,284
Oracle Corp. (a)	406,500	5,110
Symantec Corp. (a)	955,265	17,558
Take-Two Interactive Software, Inc. (a)	741,950	11,767
		271,851

TOTAL INFORMATION TECHNOLOGY		2,104,208

MATERIALS 4.9%
Chemicals – 1.9%
Air Products & Chemicals, Inc.	287,900	17,761
Airgas, Inc.	752,300	29,174
Albemarle Corp.	571,600	25,019
Ashland, Inc.	778,600	51,325
Celanese Corp. Class A	1,160,000	23,745
Chemtura Corp.	3,085,857	38,789
Cytec Industries, Inc.	207,800	10,307
Georgia Gulf Corp.	438,200	14,986
Israel Chemicals Ltd.	406,500	1,616
Monsanto Co.	456,900	38,658
Mosaic Co. (a)	2,235,100	34,555
Praxair, Inc.	334,200	17,606
Rhodia SA (a)	8,068,243	21,670
Spartech Corp.	612,900	14,728
		339,939
Construction Materials 0.4%
Florida Rock Industries, Inc.	11,350	614
Martin Marietta Materials, Inc.	281,500	23,866
Rinker Group Ltd.	1,110,100	14,124
Texas Industries, Inc.	342,700	18,441
Vulcan Materials Co.	125,900	9,050
		66,095
Containers & Packaging – 0.6%
Ball Corp.	103,934	4,209
Crown Holdings, Inc. (a)	225,700	4,223
Owens Illinois, Inc. (a)	2,230,100	49,040
Packaging Corp. of America	234,100	5,431

See accompanying notes which are an integral part of the financial statements.

21 Semiannual Report

Investments (Unaudited) continued

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

MATERIALS – continued
Containers & Packaging – continued
Pactiv Corp. (a)	1,727,040	$ 38,409
Smurfit-Stone Container Corp. (a)	1,239,400	15,852
		117,164
Metals & Mining – 1.9%
Agnico-Eagle Mines Ltd.	611,916	15,000
Alcoa, Inc.	2,070,500	65,221
Allegheny Technologies, Inc.	383,900	19,905
Boliden AB (a)	586,500	8,342
Chaparral Steel Co. (a)	205,100	8,419
Companhia Vale do Rio Doce sponsored ADR	192,300	9,859
Compass Minerals International, Inc.	408,800	10,065
Falconbridge Ltd.	897,055	30,315
Goldcorp, Inc.	1,220,450	33,379
IPSCO, Inc.	76,800	7,131
Meridian Gold, Inc. (a)	1,609,500	43,454
Newmont Mining Corp.	67,600	4,178
Oregon Steel Mills, Inc. (a)	427,500	17,600
RTI International Metals, Inc. (a)	223,300	10,104
Stillwater Mining Co. (a)	1,192,600	17,293
Teck Cominco Ltd. Class B (sub. vtg.)	368,900	23,797
Titanium Metals Corp. (a)	225,300	17,053
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	322,300	10,475
		351,590
Paper & Forest Products 0.1%
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	654,000	8,155
Weyerhaeuser Co.	252,100	17,586
		25,741

TOTAL MATERIALS		900,529

TELECOMMUNICATION SERVICES – 2.9%
Diversified Telecommunication Services – 1.6%
Alaska Communication Systems Group, Inc.	36,100	357
AT&T, Inc.	5,007,725	129,950
BellSouth Corp.	441,100	12,690
Covad Communications Group, Inc. (a)(h)	15,021,900	17,726
Verizon Communications, Inc.	4,071,500	128,904
		289,627

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

22

Common Stocks continued
	Shares	Value (Note 1)
		(000s)

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – 1.3%
American Tower Corp. Class A (a)	3,782,091	$ 117,018
Bharti Televentures Ltd. (a)	293,547	2,507
Crown Castle International Corp. (a)	1,055,500	33,385
Leap Wireless International, Inc. (a)	22,600	836
Nextel Partners, Inc. Class A (a)	339,100	9,491
NII Holdings, Inc. (a)	519,400	25,690
Sprint Nextel Corp.	1,997,739	45,728
		234,655

TOTAL TELECOMMUNICATION SERVICES		524,282

UTILITIES – 2.1%
Electric Utilities – 0.5%
E.ON AG	110,800	12,408
Edison International	134,000	5,872
Entergy Corp.	197,000	13,693
Exelon Corp.	743,800	42,709
ITC Holdings Corp.	113,900	3,098
PPL Corp.	428,200	12,902
		90,682
Independent Power Producers & Energy Traders – 1.1%
AES Corp. (a)	5,091,017	86,751
Dynegy, Inc. Class A (a)	22,200	122
NRG Energy, Inc. (a)	371,000	17,908
TXU Corp.	1,894,200	95,922
		200,703
Multi-Utilities – 0.5%
CMS Energy Corp. (a)	1,598,300	23,127
Dominion Resources, Inc.	393,100	29,691
PG&E Corp.	572,100	21,345
Public Service Enterprise Group, Inc.	205,700	14,321
		88,484

TOTAL UTILITIES		379,869

TOTAL COMMON STOCKS
(Cost $9,302,518)		12,425,928

See accompanying notes which are an integral part of the financial statements.

23 Semiannual Report

Investments (Unaudited) continued

Convertible Preferred Stocks 0.1%
	Shares	Value (Note 1)
		(000s)

FINANCIALS – 0.1%
Insurance – 0.1%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	85,300	$ 2,626
XL Capital Ltd. 6.50%	587,900	13,016
		15,642

UTILITIES – 0.0%
Electric Utilities – 0.0%
Entergy Corp. 7.625%	151,700	7,529
Independent Power Producers & Energy Traders – 0.0%
NRG Energy, Inc. Series A, 5.75% (j)	17,600	4,387

TOTAL UTILITIES		11,916

TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $28,100)		27,558

Corporate Bonds 6.3%
	Principal
	Amount (000s)
Convertible Bonds 0.3%

ENERGY 0.1%
Oil, Gas & Consumable Fuels – 0.1%
McMoRan Exploration Co.:
5.25% 10/6/11 (i)	$ 1,980	2,507
6% 7/2/08	12,950	19,244
		21,751

HEALTH CARE – 0.1%
Biotechnology – 0.1%
BioMarin Pharmaceutical, Inc. 3.5% 6/15/08 (i)	1,000	983
Cephalon, Inc. 0% 6/15/33 (i)	5,000	6,500
		7,483

INDUSTRIALS – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc. 2.875% 2/18/24 (d)(i)	5,000	1,100
Mesa Air Group, Inc. 2.115% 2/10/24 (f)(i)	1,700	977
		2,077

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

24

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Convertible Bonds continued

INFORMATION TECHNOLOGY – 0.1%
Communications Equipment – 0.1%
Finisar Corp. 5.25% 10/15/08	$ 6,703	$ 6,234

MATERIALS 0.0%
Metals & Mining – 0.0%
Apex Silver Mines Ltd. 2.875% 3/15/24 (i)	2,000	1,514

TELECOMMUNICATION SERVICES – 0.0%
Diversified Telecommunication Services – 0.0%
Covad Communications Group, Inc. 3% 3/15/24 (i)	5,000	2,876
Level 3 Communications, Inc. 5.25% 12/15/11 (i)	1,980	2,015
		4,891

TOTAL CONVERTIBLE BONDS		43,950
Nonconvertible Bonds – 6.0%

CONSUMER DISCRETIONARY – 0.6%
Auto Components 0.0%
Delco Remy International, Inc. 9.375% 4/15/12	545	196
Johnson Controls, Inc. 5.25% 1/15/11	3,140	3,130
Tenneco, Inc. 8.625% 11/15/14	435	433
		3,759
Automobiles – 0.1%
Ford Motor Co. 7.45% 7/16/31	10,000	7,375
General Motors Corp.:
7.2% 1/15/11	7,000	5,635
8.375% 7/15/33	215	159
		13,169
Diversified Consumer Services – 0.0%
Carriage Services, Inc. 7.875% 1/15/15	430	436
Service Corp. International (SCI) 7% 6/15/17 (i)	450	455
		891
Hotels, Restaurants & Leisure 0.1%
Carrols Corp. 9% 1/15/13	730	715
Gaylord Entertainment Co. 8% 11/15/13	460	479
Host Marriott LP 7.125% 11/1/13	1,000	1,034
Landry’s Seafood Restaurants, Inc. 7.5% 12/15/14	1,070	1,011
Mandalay Resort Group 6.5% 7/31/09	910	918

See accompanying notes which are an integral part of the financial statements.

25 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure continued
MGM MIRAGE 5.875% 2/27/14	$ 1,430	$ 1,375
Penn National Gaming, Inc. 6.875% 12/1/11	1,400	1,411
Six Flags, Inc. 9.625% 6/1/14	1,035	1,053
Station Casinos, Inc. 6% 4/1/12	900	900
Uno Restaurant Corp. 10% 2/15/11 (i)	610	514
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625% 12/1/14	1,480	1,443
		10,853
Household Durables – 0.0%
Fortune Brands, Inc. 5.125% 1/15/11	7,965	7,918
WCI Communities, Inc. 7.875% 10/1/13	550	531
		8,449
Media – 0.4%
AOL Time Warner, Inc.:
6.875% 5/1/12	3,840	4,078
7.625% 4/15/31	4,975	5,527
BSKYB Finance UK PLC 6.5% 10/15/35 (i)	8,000	7,889
Cablevision Systems Corp.:
8% 4/15/12	420	398
8.7163% 4/1/09 (k)	1,420	1,447
CCH I Holdings LLC/CCH I Capital Corp. 0%
5/15/14 (e)(i)	1,090	556
CCH I LLC / CCH I Capital Corp. 11% 10/1/15 (i)	346	285
Charter Communications Operating LLC/Charter
Communications Operating Capital Corp. 8%
4/30/12 (i)	1,160	1,163
Comcast Corp. 5.65% 6/15/35	7,500	6,771
Cox Communications, Inc. 4.625% 6/1/13	11,200	10,372
CSC Holdings, Inc.:
7.625% 4/1/11	1,280	1,280
7.625% 7/15/18	235	223
Dex Media West LLC/Dex Media West Finance Co.
9.875% 8/15/13	577	637
Dex Media, Inc. 8% 11/15/13	355	366
EchoStar DBS Corp. 7.125% 2/1/16 (i)(j)	410	404
Houghton Mifflin Co. 9.875% 2/1/13	1,750	1,886
Kabel Deutschland GmbH 10.625% 7/1/14 (i)	490	516

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

26

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER DISCRETIONARY – continued
Media – continued
Liberty Media Corp.:
5.7% 5/15/13	$ 2,050	$ 1,912
8.25% 2/1/30	6,315	6,259
News America Holdings, Inc. 7.75% 12/1/45	5,780	6,508
News America, Inc. 6.2% 12/15/34	1,720	1,679
Nexstar Broadcasting, Inc. 7% 1/15/14	1,110	1,021
Rogers Cable, Inc. 6.75% 3/15/15	1,200	1,220
Videotron Ltee 6.875% 1/15/14	1,100	1,122
		63,519
Multiline Retail – 0.0%
Dillard’s, Inc. 6.69% 8/1/07	1,730	1,741
Specialty Retail – 0.0%
Asbury Automotive Group, Inc.:
8% 3/15/14	1,120	1,089
9% 6/15/12	1,000	1,010
Sonic Automotive, Inc. 8.625% 8/15/13	1,705	1,679
		3,778
Textiles, Apparel & Luxury Goods – 0.0%
Levi Strauss & Co. 9.28% 4/1/12 (k)	250	256

TOTAL CONSUMER DISCRETIONARY		106,415

CONSUMER STAPLES 0.1%
Beverages – 0.0%
FBG Finance Ltd. 5.125% 6/15/15 (i)	4,760	4,580
Food & Staples Retailing – 0.0%
Ahold Finance USA, Inc.:
6.875% 5/1/29	530	502
8.25% 7/15/10	825	891
Couche Tard U.S. LP /Couche Tard Financing Corp.
7.5% 12/15/13	920	955
Jean Coutu Group, Inc.:
7.625% 8/1/12	300	299
8.5% 8/1/14	475	452
		3,099
Food Products 0.1%
Dole Food Co., Inc. 7.25% 6/15/10	730	708

See accompanying notes which are an integral part of the financial statements.

27 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

CONSUMER STAPLES – continued
Food Products – continued
H.J. Heinz Co. 6.428% 12/1/08 (i)(k)	$ 5,410	$ 5,568
Kraft Foods, Inc. 5.25% 6/1/07	1,720	1,722
National Beef Packing Co. LLC/National Beef Finance
Corp. 10.5% 8/1/11	1,660	1,693
Smithfield Foods, Inc. 7% 8/1/11	1,130	1,150
		10,841
Tobacco 0.0%
Altria Group, Inc. 7% 11/4/13	9,585	10,417

TOTAL CONSUMER STAPLES		28,937

ENERGY 0.6%
Energy Equipment & Services – 0.1%
Diamond Offshore Drilling, Inc. 4.875% 7/1/15	3,290	3,185
Hanover Compressor Co. 9% 6/1/14	570	623
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	415	412
Petronas Capital Ltd. 7% 5/22/12 (i)	11,260	12,321
Pride International, Inc. 7.375% 7/15/14	480	516
Seabulk International, Inc. 9.5% 8/15/13	700	781
		17,838
Oil, Gas & Consumable Fuels – 0.5%
Canadian Oil Sands Ltd. 4.8% 8/10/09 (i)	4,715	4,631
Chesapeake Energy Corp. 7.5% 6/15/14	430	456
Duke Capital LLC:
6.25% 2/15/13	5,000	5,199
6.75% 2/15/32	3,530	3,784
El Paso Corp.:
6.5% 5/15/06 (i)	1,175	1,175
7.5% 8/15/06 (i)	1,935	1,951
7.75% 6/15/10 (i)	325	337
7.875% 6/15/12	1,485	1,576
El Paso Energy Corp.:
6.95% 12/15/07	450	457
7.375% 12/15/12	630	654
El Paso Production Holding Co. 7.75% 6/1/13	1,440	1,534
EnCana Holdings Finance Corp. 5.8% 5/1/14	7,070	7,299
Enterprise Products Operating LP 5.75% 3/1/35	5,560	5,113
Foundation Pennsylvania Coal Co. 7.25% 8/1/14	530	554

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

28

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Kinder Morgan Energy Partners LP 5.8% 3/15/35	$ 2,400	$ 2,274
Kinder Morgan Finance Co. ULC 5.35% 1/5/11 (i)	9,800	9,777
Massey Energy Co. 6.875% 12/15/13 (i)	740	749
National Gas Co. of Trinidad & Tobago Ltd. 6.05%
1/15/36 (i)	2,855	2,810
Nexen, Inc. 5.875% 3/10/35	3,865	3,764
Pemex Project Funding Master Trust:
5.75% 12/15/15 (i)	2,810	2,778
6.125% 8/15/08	4,000	4,074
6.625% 6/15/35 (i)	1,500	1,502
6.625% 12/15/35 (i)	5,000	4,982
7.375% 12/15/14	3,740	4,129
Range Resources Corp. 7.375% 7/15/13	765	796
Ship Finance International Ltd. 8.5% 12/15/13	2,310	2,171
Talisman Energy, Inc. 5.85% 2/1/37	4,435	4,363
Teekay Shipping Corp. 8.875% 7/15/11	1,110	1,246
Williams Companies, Inc.:
7.125% 9/1/11	4,055	4,227
7.5% 1/15/31	2,010	2,131
		86,493

TOTAL ENERGY		104,331

FINANCIALS – 2.3%
Capital Markets 0.3%
Ameriprise Financial, Inc. 5.35% 11/15/10	3,175	3,190
Bank of New York Co., Inc.:
3.4% 3/15/13 (k)	2,000	1,932
4.25% 9/4/12 (k)	2,490	2,462
Bear Stearns Companies, Inc. 5.3% 10/30/15	4,990	4,942
Goldman Sachs Group, Inc.:
4.75% 7/15/13	5,100	4,896
5.125% 1/15/15	12,870	12,587
Legg Mason, Inc. 6.75% 7/2/08	2,405	2,495
Morgan Stanley:
4% 1/15/10	2,800	2,680

See accompanying notes which are an integral part of the financial statements.

29 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Capital Markets continued
Morgan Stanley: – continued
5.05% 1/21/11	$ 9,260	$ 9,198
Nuveen Investments, Inc. 5.5% 9/15/15	5,270	5,162
		49,544
Commercial Banks – 0.4%
Bank of America Corp. 4.5% 8/1/10	13,000	12,734
Bank One Corp.:
5.25% 1/30/13	7,610	7,575
6% 8/1/08	2,615	2,674
BB&T Capital Trust I 5.85% 8/18/35	5,545	5,464
Korea Development Bank:
3.875% 3/2/09	8,325	8,046
5.75% 9/10/13	4,415	4,541
Rabobank Capital Funding Trust II 5.26%
12/31/49 (i)(k)	1,000	982
Union Planters Corp. 7.75% 3/1/11	7,500	8,400
Wachovia Bank NA 4.875% 2/1/15	10,000	9,650
Wells Fargo & Co. 4.2% 1/15/10	10,165	9,874
		69,940
Consumer Finance – 0.5%
Ford Motor Credit Co.:
7% 10/1/13	5,000	4,529
7.25% 10/25/11	1,140	1,046
7.375% 10/28/09	8,475	7,929
General Electric Capital Corp.:
4.875% 10/21/10	35,000	34,756
6% 6/15/12	9,000	9,424
General Motors Acceptance Corp.:
6.125% 1/22/08	1,000	961
6.75% 12/1/14	1,910	1,810
6.875% 9/15/11	1,680	1,604
6.875% 8/28/12	210	199
8% 11/1/31	735	746
Household Finance Corp.:
4.125% 11/16/09	7,765	7,479
5.875% 2/1/09	3,500	3,575
7% 5/15/12	1,235	1,340

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

30

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Consumer Finance – continued
HSBC Finance Corp. 5.5% 1/19/16	$ 9,535	$ 9,500
MBNA Corp. 7.5% 3/15/12	2,030	2,274
		87,172
Diversified Financial Services – 0.2%
Citigroup, Inc.:
4.625% 8/3/10	3,835	3,772
5% 9/15/14	12,000	11,725
5.625% 8/27/12	3,065	3,137
J.P. Morgan & Co., Inc. 6.25% 1/15/09	2,850	2,936
JPMorgan Chase & Co. 5.15% 10/1/15	9,000	8,807
JPMorgan Chase Capital XVII 5.85% 8/1/35	8,000	7,850
Mizuho Financial Group Cayman Ltd. 5.79%
4/15/14 (i)	3,350	3,431
ZFS Finance USA Trust II 6.45% 12/15/65 (i)(k)	6,000	6,063
		47,721
Insurance – 0.2%
Aegon NV 4.75% 6/1/13	5,200	5,021
Assurant, Inc. 5.625% 2/15/14	2,195	2,201
Axis Capital Holdings Ltd. 5.75% 12/1/14	3,255	3,237
Metropolitan Life Global Funding I 4.625% 8/19/10 (i)	11,400	11,179
Prudential Financial, Inc. 3.75% 5/1/08	2,365	2,301
Travelers Property Casualty Corp. 6.375% 3/15/33	1,580	1,654
UnumProvident Corp.:
6.75% 12/15/28	580	574
7.625% 3/1/11	445	480
Willis Group North America, Inc. 5.625% 7/15/15	4,205	4,197
		30,844
Real Estate 0.5%
Boston Properties, Inc. 6.25% 1/15/13	4,400	4,585
Brandywine Operating Partnership LP 5.625%
12/15/10	6,795	6,795
BRE Properties, Inc. 4.875% 5/15/10	4,135	4,064
CarrAmerica Realty Corp.:
5.25% 11/30/07	2,205	2,196
5.5% 12/15/10	5,770	5,739
Colonial Properties Trust:
4.75% 2/1/10	6,905	6,702
5.5% 10/1/15	7,875	7,626

See accompanying notes which are an integral part of the financial statements.

31 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

FINANCIALS – continued
Real Estate continued
Developers Diversified Realty Corp.:
5% 5/3/10	$ 4,165	$ 4,093
5.25% 4/15/11	8,165	8,048
EOP Operating LP:
4.65% 10/1/10	4,805	4,653
4.75% 3/15/14	11,170	10,515
6.75% 2/15/12	7,730	8,196
Equity Residential 5.125% 3/15/16	4,600	4,471
iStar Financial, Inc.:
5.15% 3/1/12	2,310	2,239
5.8% 3/15/11	3,165	3,191
Regency Centers LP 5.25% 8/1/15	4,750	4,620
Senior Housing Properties Trust 7.875% 4/15/15	278	289
Simon Property Group LP:
4.6% 6/15/10	3,690	3,597
5.1% 6/15/15	5,455	5,264
Ventas Realty LP/Ventas Capital Corp. 6.5% 6/1/16 (i) .	640	637
		97,520
Thrifts & Mortgage Finance – 0.2%
Countrywide Home Loans, Inc.:
3.25% 5/21/08	1,165	1,117
4.125% 9/15/09	7,000	6,736
5.625% 5/15/07	4,700	4,727
Independence Community Bank Corp.:
3.75% 4/1/14 (k)	2,945	2,815
4.9% 9/23/10	5,550	5,430
Residential Capital Corp. 6.125% 11/21/08	7,455	7,531
Washington Mutual Bank:
5.65% 8/15/14	5,340	5,361
6.875% 6/15/11	3,300	3,543
		37,260

TOTAL FINANCIALS		420,001

HEALTH CARE – 0.0%
Health Care Providers & Services – 0.0%
AmeriPath, Inc. 10.5% 4/1/13	685	726
AMR HoldCo, Inc./ EmCare HoldCo, Inc. 10% 2/15/15	460	490

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

32

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

HEALTH CARE – continued
Health Care Providers & Services – continued
Community Health Systems, Inc. 6.5% 12/15/12	$ 590	$ 577
DaVita, Inc.:
6.625% 3/15/13	730	737
7.25% 3/15/15	1,610	1,618
HCA, Inc. 6.375% 1/15/15	640	639
IASIS Healthcare LLC/IASIS Capital Corp. 8.75%
6/15/14	1,080	1,104
Psychiatric Solutions, Inc. 7.75% 7/15/15	470	482
Skilled Healthcare Group, Inc. 11% 1/15/14 (i)	290	303
Tenet Healthcare Corp. 9.875% 7/1/14	445	437
U.S. Oncology, Inc. 9% 8/15/12	465	500
		7,613
Pharmaceuticals – 0.0%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11	360	339
Mylan Laboratories, Inc.:
5.75% 8/15/10	210	212
6.375% 8/15/15	280	283
		834

TOTAL HEALTH CARE		8,447

INDUSTRIALS – 0.3%
Aerospace & Defense – 0.0%
Bombardier, Inc.:
6.3% 5/1/14 (i)	2,615	2,347
7.45% 5/1/34 (i)	3,000	2,558
		4,905
Airlines – 0.2%
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	665	672
6.978% 10/1/12	1,289	1,313
7.024% 4/15/11	3,700	3,771
7.377% 5/23/19	967	803
7.379% 11/23/17	458	380
7.8% 4/1/08	425	422
7.858% 4/1/13	6,000	6,380
10.32% 7/30/14 (i)	625	469

See accompanying notes which are an integral part of the financial statements.

33 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Airlines – continued
AMR Corp.:
9.17% 1/30/12	$ 140	$ 108
10.13% 6/15/11	140	108
10.45% 11/15/11	405	312
Continental Airlines, Inc. pass thru trust certificates:
6.648% 3/15/19	3,942	3,909
6.9% 7/2/19	2,431	2,449
7.056% 3/15/11	1,795	1,836
Delta Air Lines, Inc. 9.5% 11/18/08 (d)(i)	1,137	966
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10	5,430	5,334
7.92% 5/18/12	115	95
United Airlines pass thru Certificates:
6.071% 9/1/14	2,027	1,975
6.201% 3/1/10	1,353	1,329
6.602% 9/1/13	2,173	2,139
7.032% 4/1/12	2,200	2,176
		36,946
Building Products 0.0%
Building Materials Corp. of America 7.75% 8/1/14	820	800
Nortek, Inc. 8.5% 9/1/14	510	497
		1,297
Commercial Services & Supplies – 0.0%
Corrections Corp. of America 6.75% 1/31/14	230	232
IKON Office Solutions, Inc. 7.75% 9/15/15 (i)	140	141
United Rentals North America, Inc. 7% 2/15/14	120	114
		487
Industrial Conglomerates – 0.1%
Hutchison Whampoa International 03/33 Ltd. 7.45%
11/24/33 (i)	8,000	9,169
Machinery – 0.0%
Commercial Vehicle Group, Inc. 8% 7/1/13	230	232
Invensys PLC 9.875% 3/15/11 (i)	915	929
		1,161

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

34

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INDUSTRIALS – continued
Marine – 0.0%
American Commercial Lines LLC/ACL Finance Corp.
9.5% 2/15/15	$ 551	$ 595
H-Lines Finance Holding Corp. 0% 4/1/13 (e)	156	129
		724
Road & Rail 0.0%
Hertz Corp.:
8.875% 1/1/14 (i)	790	816
10.5% 1/1/16 (i)	460	480
		1,296
Transportation Infrastructure 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (k)	3,170	3,270

TOTAL INDUSTRIALS		59,255

INFORMATION TECHNOLOGY – 0.1%
Communications Equipment – 0.0%
L-3 Communications Corp.:
6.125% 1/15/14	450	444
6.375% 10/15/15	580	577
Lucent Technologies, Inc. 6.45% 3/15/29	550	462
		1,483
Electronic Equipment & Instruments – 0.0%
Celestica, Inc. 7.875% 7/1/11	1,040	1,050
Sanmina SCI Corp.:
8.125% 3/1/16 (j)	420	423
10.375% 1/15/10	930	1,016
		2,489
IT Services – 0.0%
SunGard Data Systems, Inc.:
8.5248% 8/15/13 (i)(k)	430	447
9.125% 8/15/13 (i)	800	836
		1,283
Office Electronics – 0.0%
Xerox Capital Trust I 8% 2/1/27	1,450	1,494

See accompanying notes which are an integral part of the financial statements.

35 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

INFORMATION TECHNOLOGY – continued
Office Electronics – continued
Xerox Corp.:
7.125% 6/15/10	$ 780	$ 811
7.625% 6/15/13	675	717
		3,022
Semiconductors & Semiconductor Equipment – 0.1%
Amkor Technology, Inc.:
7.125% 3/15/11	210	186
7.75% 5/15/13	485	427
9.25% 2/15/08	120	118
Freescale Semiconductor, Inc.:
6.875% 7/15/11	1,060	1,108
7.35% 7/15/09 (k)	910	930
MagnaChip Semiconductor SA/MagnaChip
Semiconductor Finance Co.:
6.875% 12/15/11	285	279
7.7413% 12/15/11 (k)	115	116
8% 12/15/14	425	410
		3,574

TOTAL INFORMATION TECHNOLOGY		11,851

MATERIALS 0.2%
Chemicals – 0.0%
America Rock Salt Co. LLC 9.5% 3/15/14	560	566
BCP Crystal U.S. Holdings Corp. 9.625% 6/15/14	925	1,031
Berry Plastics Corp. 10.75% 7/15/12	1,285	1,388
Crystal US Holding 3 LLC/Crystal US Sub 3 Corp. Series
B, 0% 10/1/14 (e)	175	129
Equistar Chemicals LP/Equistar Funding Corp. 10.625%
5/1/11	1,500	1,643
Huntsman International LLC 9.875% 3/1/09	1,020	1,072
Lyondell Chemical Co. 9.5% 12/15/08	1,077	1,125
		6,954
Construction Materials 0.0%
RMCC Acquisition Co. 9.5% 11/1/12 (i)	950	960
Containers & Packaging – 0.0%
BWAY Corp. 10% 10/15/10	820	859

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

36

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

MATERIALS – continued
Containers & Packaging – continued
Owens-Brockway Glass Container, Inc. 8.875%
2/15/09	$ 605	$ 630
Owens-Illinois, Inc.:
7.35% 5/15/08	1,560	1,576
8.1% 5/15/07	615	627
		3,692
Metals & Mining – 0.1%
California Steel Industries, Inc. 6.125% 3/15/14	745	706
Gerdau AmeriSteel Corp./GUSAP Partners 10.375%
7/15/11	1,585	1,751
International Steel Group, Inc. 6.5% 4/15/14	805	817
Newmont Mining Corp. 5.875% 4/1/35	13,530	13,176
Novelis, Inc. 7.5% 2/15/15 (i)(k)	915	865
Wise Metals Group LLC/Alloys Finance 10.25%
5/15/12	1,115	747
		18,062
Paper & Forest Products 0.1%
Catalyst Paper Corp. 8.625% 6/15/11	380	365
Georgia-Pacific Corp.:
7.5% 5/15/06	1,205	1,211
8.125% 5/15/11	1,000	1,021
9.5% 12/1/11	415	445
International Paper Co. 4.25% 1/15/09	4,350	4,221
		7,263

TOTAL MATERIALS		36,931

TELECOMMUNICATION SERVICES – 0.8%
Diversified Telecommunication Services – 0.6%
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,500	1,777
British Telecommunications PLC:
8.375% 12/15/10	3,930	4,454
8.875% 12/15/30	4,565	6,006
KT Corp. 5.875% 6/24/14 (i)	2,925	3,008
New Skies Satellites BV 9.5725% 11/1/11 (k)	1,250	1,303
Qwest Capital Funding, Inc.:
7% 8/3/09	1,340	1,347
7.75% 8/15/06	3,525	3,551

See accompanying notes which are an integral part of the financial statements.

37 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Diversified Telecommunication Services – continued
Qwest Communications International, Inc. 7.5%
2/15/14	$ 985	$ 1,000
Qwest Corp.:
7.7413% 6/15/13 (i)(k)	1,260	1,358
8.875% 3/15/12	905	1,002
SBC Communications, Inc.:
5.1% 9/15/14	6,750	6,544
5.875% 8/15/12	4,000	4,088
Sprint Capital Corp.:
6.875% 11/15/28	10,000	10,835
7.625% 1/30/11	3,425	3,768
Telecom Italia Capital:
4% 1/15/10	500	475
4.95% 9/30/14	5,000	4,727
5.25% 11/15/13	2,000	1,943
6% 9/30/34	6,000	5,682
Telefonos de Mexico SA de CV 4.75% 1/27/10	14,925	14,597
TELUS Corp. yankee 7.5% 6/1/07	11,770	12,115
Verizon Global Funding Corp.:
5.85% 9/15/35	8,760	8,260
7.25% 12/1/10	7,110	7,673
Verizon New York, Inc.:
6.875% 4/1/12	7,725	8,097
7.375% 4/1/32	3,250	3,400
		117,010
Wireless Telecommunication Services – 0.2%
America Movil SA de CV 6.375% 3/1/35	8,590	8,266
AT&T Wireless Services, Inc.:
7.875% 3/1/11	10,380	11,598
8.75% 3/1/31	5,000	6,552
Intelsat Ltd.:
6.5% 11/1/13	570	420
7.625% 4/15/12	725	584
9.6094% 1/15/12 (i)(k)	730	744
Millicom International Cellular SA 10% 12/1/13	795	875
Nextel Communications, Inc. 7.375% 8/1/15	2,000	2,108
Rogers Communications, Inc.:
6.375% 3/1/14	1,500	1,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 38

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

TELECOMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
Rogers Communications, Inc.: – continued
7.5% 3/15/15	$ 740	$ 800
7.6163% 12/15/10 (k)	450	463
		33,914

TOTAL TELECOMMUNICATION SERVICES		150,924

UTILITIES – 1.0%
Electric Utilities – 0.5%
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,080	3,113
Detroit Edison Co. 5.2% 10/15/12	4,000	3,982
Exelon Corp.:
4.9% 6/15/15	11,000	10,452
5.625% 6/15/35	1,365	1,281
FirstEnergy Corp. 6.45% 11/15/11	12,610	13,256
FPL Group Capital, Inc. 3.25% 4/11/06	1,250	1,246
Mirant Americas Generation LLC 8.3% 5/1/11	270	274
Nevada Power Co.:
5.875% 1/15/15	260	262
10.875% 10/15/09	370	402
Niagara Mohawk Power Corp. 8.875% 5/15/07	1,660	1,741
Pepco Holdings, Inc.:
4% 5/15/10	4,660	4,414
6.45% 8/15/12	3,355	3,517
PPL Energy Supply LLC 5.7% 10/15/35	7,000	6,908
Progress Energy, Inc.:
7% 10/30/31	11,200	12,304
7.1% 3/1/11	3,700	3,967
Public Service Co. of Colorado 5.5% 4/1/14	4,035	4,117
Reliant Energy, Inc. 9.25% 7/15/10	735	726
Sierra Pacific Power Co. 6.25% 4/15/12	360	368
Southern California Edison Co.:
4.65% 4/1/15	2,000	1,909
5% 1/15/14	2,515	2,471
Texas Genco LLC/Texas Genco Financing Corp. 6.875%
12/15/14 (i)	610	660
TXU Energy Co. LLC 7% 3/15/13	17,640	18,670
		96,040

See accompanying notes which are an integral part of the financial statements.

39 Semiannual Report

Investments (Unaudited) continued

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Gas Utilities 0.1%
Consolidated Natural Gas Co. 6.85% 4/15/11	$ 1,550	$ 1,660
Sonat, Inc.:
6.625% 2/1/08	1,385	1,388
6.75% 10/1/07	825	829
Texas Eastern Transmission Corp. 7.3% 12/1/10	4,320	4,681
		8,558
Independent Power Producers & Energy Traders – 0.2%
AES Corp.:
8.75% 5/15/13 (i)	1,135	1,231
9.375% 9/15/10	1,143	1,246
9.5% 6/1/09	2,802	3,044
Allegheny Energy Supply Co. LLC 8.25% 4/15/12 (i)	1,255	1,399
Constellation Energy Group, Inc.:
7% 4/1/12	10,525	11,426
7.6% 4/1/32	8,300	9,909
Duke Capital LLC:
4.331% 11/16/06	1,215	1,209
5.668% 8/15/14	4,390	4,402
Mirant North America LLC / Mirant North America
Finance Corp. 7.375% 12/31/13 (i)	250	254
NRG Energy, Inc.:
7.25% 2/1/14	1,260	1,280
7.375% 2/1/16	1,820	1,854
8% 12/15/13	826	913
		38,167
Multi-Utilities – 0.2%
CMS Energy Corp.:
7.75% 8/1/10	725	765
8.9% 7/15/08	3,640	3,886
9.875% 10/15/07	1,605	1,715
Dominion Resources, Inc.:
4.75% 12/15/10	6,110	5,943
5.15% 7/15/15	9,000	8,655
5.95% 6/15/35	5,175	4,976

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

40

Corporate Bonds continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Nonconvertible Bonds continued

UTILITIES – continued
Multi-Utilities – continued
Dominion Resources, Inc.: – continued
6.25% 6/30/12	$ 5,765	$ 5,986
Sempra Energy 7.95% 3/1/10	2,000	2,192
		34,118

TOTAL UTILITIES		176,883

TOTAL NONCONVERTIBLE BONDS		1,103,975

TOTAL CORPORATE BONDS
(Cost $1,166,164)		1,147,925

U.S. Government and Government Agency Obligations 14.8%

U.S. Government Agency Obligations 3.5%
Fannie Mae:
3.25% 7/31/06	190,000	188,584
4.625% 1/15/08	64,726	64,546
4.625% 10/15/13	20,000	19,700
4.625% 10/15/14	43,000	42,326
4.75% 12/15/10	40,000	39,899
5.125% 1/2/14	37,800	37,738
6% 5/15/11	6,920	7,296
6.125% 3/15/12	11,499	12,266
6.25% 2/1/11	8,695	9,155
6.375% 6/15/09	17,065	17,879
Federal Home Loan Bank 2.875% 8/15/06	12,000	11,883
Freddie Mac:
3.55% 11/15/07	35,346	34,583
4.125% 4/2/07	3,722	3,692
4.125% 10/18/10	50,000	48,533
4.25% 7/15/09	7,935	7,794
4.875% 11/15/13	30,900	30,892
5.25% 11/5/12	2,810	2,767
5.75% 1/15/12	25,000	26,140
5.875% 3/21/11	23,295	24,192

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		629,865

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Investments (Unaudited) continued

U.S. Government and Government Agency Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Treasury Inflation Protected Obligations 2.1%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/25	$ 140,508	$ 148,587
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	66,772	64,007
1.625% 1/15/15	100,407	97,410
2% 1/15/14	70,600	70,699

TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		380,703
U.S. Treasury Obligations – 9.2%
U.S. Treasury Bonds 6.125% 8/15/29	94,285	112,833
U.S. Treasury Notes:
2.375% 8/31/06	58,942	58,203
2.75% 7/31/06	91,000	90,197
3.375% 12/15/08	24,235	23,512
3.375% 9/15/09	22,779	21,932
3.75% 5/15/08	785,000	772,382
4% 3/15/10	190,000	186,371
4.25% 10/31/07	115,000	114,438
4.25% 11/15/14	318,500	311,570

TOTAL U.S. TREASURY OBLIGATIONS		1,691,438

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $2,714,824)		2,702,006

U.S. Government Agency Mortgage Securities 7.4%

Fannie Mae – 6.5%
3.476% 4/1/34 (k)	1,396	1,389
3.723% 1/1/35 (k)	800	786
3.752% 10/1/33 (k)	637	623
3.756% 12/1/34 (k)	687	677
3.788% 12/1/34 (k)	133	130
3.791% 6/1/34 (k)	2,759	2,657
3.82% 6/1/33 (k)	412	404
3.825% 1/1/35 (k)	554	543
3.847% 1/1/35 (k)	1,581	1,552
3.859% 11/1/34 (k)	3,261	3,212
3.869% 1/1/35 (k)	987	983
3.877% 6/1/33 (k)	2,220	2,184
3.889% 12/1/34 (k)	497	495

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

42

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
3.902% 10/1/34 (k)	$ 657	$ 650
3.945% 5/1/34 (k)	237	240
3.948% 11/1/34 (k)	1,035	1,025
3.958% 1/1/35 (k)	689	682
3.971% 5/1/33 (k)	224	221
3.981% 12/1/34 (k)	524	520
3.983% 12/1/34 (k)	3,551	3,534
3.984% 12/1/34 (k)	697	692
3.988% 1/1/35 (k)	431	428
3.991% 2/1/35 (k)	483	478
4% 4/1/19 to 11/1/20	80,950	77,079
4.014% 12/1/34 (k)	323	321
4.026% 1/1/35 (k)	926	920
4.03% 2/1/35 (k)	468	463
4.037% 1/1/35 (k)	246	245
4.039% 10/1/18 (k)	590	580
4.053% 4/1/33 (k)	207	206
4.057% 1/1/35 (k)	458	454
4.063% 12/1/34 (k)	944	938
4.075% 1/1/35 (k)	915	906
4.094% 2/1/35 (k)	334	332
4.097% 2/1/35 (k)	883	876
4.101% 2/1/35 (k)	370	367
4.105% 2/1/35 (k)	1,748	1,736
4.111% 1/1/35 (k)	979	969
4.114% 11/1/34 (k)	754	748
4.121% 1/1/35 (k)	1,766	1,750
4.123% 1/1/35 (k)	952	949
4.127% 2/1/35 (k)	1,055	1,046
4.144% 1/1/35 (k)	1,518	1,515
4.159% 2/1/35 (k)	1,007	1,000
4.171% 1/1/35 (k)	804	798
4.176% 11/1/34 (k)	255	253
4.179% 1/1/35 (k)	1,811	1,796
4.181% 1/1/35 (k)	1,261	1,236
4.188% 10/1/34 (k)	1,467	1,468
4.205% 3/1/34 (k)	523	516
4.25% 2/1/35 (k)	644	631
4.277% 1/1/35 (k)	578	574
4.278% 2/1/35 (k)	378	374
4.288% 8/1/33 (k)	1,242	1,229

See accompanying notes which are an integral part of the financial statements.

43 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.292% 7/1/34 (k)	$ 460	$ 464
4.295% 3/1/35 (k)	582	577
4.297% 3/1/33 (k)	824	819
4.301% 10/1/34 (k)	205	205
4.313% 3/1/33 (k)	314	309
4.316% 5/1/35 (k)	856	847
4.324% 10/1/33 (k)	317	313
4.327% 12/1/34 (k)	326	326
4.348% 1/1/35 (k)	641	632
4.354% 1/1/35 (k)	733	723
4.367% 2/1/34 (k)	1,464	1,448
4.368% 4/1/35 (k)	422	416
4.378% 6/1/33 (k)	388	385
4.394% 2/1/35 (k)	961	946
4.403% 5/1/35 (k)	1,892	1,866
4.411% 11/1/34 (k)	7,384	7,342
4.439% 10/1/34 (k)	2,888	2,873
4.44% 3/1/35 (k)	864	851
4.445% 4/1/34 (k)	995	988
4.467% 8/1/34 (k)	1,955	1,932
4.477% 1/1/35 (k)	973	969
4.481% 5/1/35 (k)	654	646
4.5% 5/1/19 to 4/1/35	250,442	239,558
4.517% 8/1/34 (k)	1,198	1,208
4.541% 2/1/35 (k)	675	670
4.542% 2/1/35 (k)	4,060	4,056
4.545% 7/1/35 (k)	2,367	2,343
4.56% 2/1/35 (k)	398	398
4.561% 1/1/35 (k)	1,381	1,381
4.577% 9/1/34 (k)	2,686	2,665
4.605% 8/1/34 (k)	919	914
4.627% 1/1/33 (k)	457	457
4.629% 9/1/34 (k)	282	281
4.653% 3/1/35 (k)	337	337
4.712% 10/1/32 (k)	187	188
4.725% 3/1/35 (k)	1,022	1,013
4.728% 2/1/33 (k)	135	135
4.73% 7/1/34 (k)	1,807	1,791
4.732% 10/1/32 (k)	177	177
4.808% 12/1/32 (k)	867	870
4.815% 5/1/33 (k)	43	43

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

44

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Fannie Mae continued
4.825% 12/1/34 (k)	$ 716	$ 712
4.83% 1/1/35 (k)	120	120
4.835% 8/1/34 (k)	745	740
4.904% 12/1/32 (k)	69	69
4.98% 11/1/32 (k)	503	509
5% 10/1/17 to 1/1/36	455,370	442,190
5.031% 2/1/35 (k)	361	362
5.035% 11/1/34 (k)	172	172
5.046% 7/1/34 (k)	421	422
5.105% 5/1/35 (k)	4,500	4,515
5.197% 6/1/35 (k)	3,272	3,276
5.216% 8/1/33 (k)	1,000	995
5.333% 7/1/35 (k)	444	444
5.5% 11/1/08 to 12/1/35	201,521	201,005
6% 4/1/13 to 10/1/35	57,450	58,266
6.5% 4/1/06 to 8/1/35	48,969	50,331
7% 11/1/22 to 6/1/33	11,786	12,261
7.5% 12/1/22 to 3/1/29	2,229	2,339
8% 9/1/17	9	10

TOTAL FANNIE MAE		1,189,480
Freddie Mac – 0.8%
4% 12/1/17 to 6/1/19	4,175	3,978
4% 2/16/21 (j)	5,000	4,747
4.055% 12/1/34 (k)	684	676
4.113% 12/1/34 (k)	988	971
4.176% 1/1/35 (k)	840	826
4.288% 3/1/35 (k)	853	845
4.296% 5/1/35 (k)	1,528	1,510
4.305% 12/1/34 (k)	921	905
4.33% 1/1/35 (k)	1,842	1,830
4.366% 2/1/35 (k)	1,781	1,765
4.445% 3/1/35 (k)	874	855
4.446% 2/1/34 (k)	930	916
4.465% 6/1/35 (k)	1,303	1,284
4.49% 3/1/35 (k)	7,218	7,095
4.554% 2/1/35 (k)	1,395	1,378
4.704% 9/1/35 (k)	32,745	32,504
4.782% 10/1/32 (k)	123	123
4.996% 3/1/33 (k)	349	347
5% 9/1/33 to 7/1/35	34,121	32,958

See accompanying notes which are an integral part of the financial statements.

45 Semiannual Report

Investments (Unaudited) continued

U.S. Government Agency Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Freddie Mac continued
5.013% 4/1/35 (k)	$ 4,800	$ 4,792
5.326% 8/1/33 (k)	350	355
5.5% 7/1/20 to 11/1/20	23,542	23,677
5.651% 4/1/32 (k)	209	213
6% 5/1/33 to 11/1/33	18,914	19,148

TOTAL FREDDIE MAC		143,698
Government National Mortgage Association 0.1%
4.25% 7/20/34 (k)	1,551	1,524
5.5% 1/15/32 to 5/15/34	6,090	6,123
6.5% 3/15/26 to 2/15/34	6,348	6,652
7% 11/15/22 to 9/15/32	10,867	11,426
7.5% 1/15/26 to 9/15/28	1,337	1,410
8% 1/15/17 to 10/15/29	116	124
9% 11/15/14 to 1/15/23	65	70
9.5% 12/15/20 to 3/15/23	28	31

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		27,360

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE SECURITIES
(Cost $1,378,892)		1,360,538

Asset Backed Securities 0.5%

American Express Credit Account Master Trust:
Series 2001-6 Class B, 4.82% 12/15/08 (k)	5,200	5,202
Series 2004-C Class C, 4.97% 2/15/12 (i)(k)	4,394	4,403
Asset Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE7 Class A3, 4.83% 12/15/33 (k)	788	790
Bank One Issuance Trust Series 2004-B2 Class B2,
4.37% 4/15/12	6,000	5,870
Capital One Multi-Asset Execution Trust:
Series 2003-B1 Class B1, 5.64% 2/17/09 (k)	5,090	5,099
Series 2003-B2 Class B2, 3.5% 2/17/09	2,675	2,667
Series 2003-B4 Class B4, 5.27% 7/15/11 (k)	3,035	3,077
Series 2004-6 Class B, 4.15% 7/16/12	6,215	6,021
Capital One Prime Auto Receivable Trust Series 2004-3
Class A3, 3.39% 1/15/09	3,500	3,450

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

46

Asset Backed Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Chase Credit Card Owner Trust Series 2004-1 Class B,
4.67% 5/15/09 (k)	$ 2,425	$ 2,425
Crown Castle Towers LLC/Crown Atlantic Holdings Sub
LLC/Crown Communication, Inc. Series 2005-1A:
Class B, 4.878% 6/15/35 (i)	3,484	3,384
Class C, 5.074% 6/15/35 (i)	3,163	3,078
Fieldstone Mortgage Investment Corp. Series 2003-1:
Class M1, 5.21% 11/25/33 (k)	369	369
Class M2, 6.28% 11/25/33 (k)	300	304
Ford Credit Auto Owner Trust Series 2005-A Class A4,
3.72% 10/15/09	3,250	3,179
Home Equity Asset Trust:
Series 2003-2:
Class A2, 4.91% 8/25/33 (k)	26	26
Class M1, 5.41% 8/25/33 (k)	1,130	1,141
Series 2003-4:
Class M1, 4.4413% 10/25/33 (k)	1,670	1,678
Class M2, 6.43% 10/25/33 (k)	1,980	1,998
Long Beach Mortgage Loan Trust Series 2003-3 Class
M1, 5.28% 7/25/33 (k)	3,770	3,788
MBNA Credit Card Master Note Trust:
Series 2003-B3 Class B3, 4.845% 1/18/11 (k)	3,342	3,359
Series 2003-B5 Class B5, 4.84% 2/15/11 (k)	4,855	4,886
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 5.63% 12/27/32 (k)	940	953
Series 2003-NC8 Class M1, 5.23% 9/25/33 (k)	1,120	1,138
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 5.53% 1/25/32 (k)	1,597	1,599
Series 2002-NC1 Class M1, 5.33% 2/25/32 (i)(k)	1,438	1,441
Series 2002-NC3 Class M1, 5.25% 8/25/32 (k)	765	767
Nissan Auto Lease Trust:
Series 2003-A Class A3B, 2.57% 6/15/09	1,869	1,853
Series 2005-A Class A3, 4.7% 10/15/08	10,350	10,314
Nissan Auto Receivables Owner Trust Series 2005-A
Class A4, 3.82% 7/15/10	3,375	3,297
Superior Wholesale Inventory Financing Trust VII Series
2003 A8 Class CTFS, 4.92% 3/15/11 (i)(k)	4,320	4,317
World Omni Auto Receivables Trust Series 2005-A Class
A3, 3.54% 6/12/09	3,015	2,969
TOTAL ASSET BACKED SECURITIES
(Cost $95,481)		94,842

See accompanying notes which are an integral part of the financial statements.

47 Semiannual Report

Investments (Unaudited) continued

Collateralized Mortgage Obligations 0.4%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Private Sponsor 0.2%
Adjustable Rate Mortgage Trust floater Series 2004-4
Class 5A2, 4.93% 3/25/35 (k)	$ 1,581	$ 1,584
Bank of America Mortgage Securities, Inc.:
Series 2003-K:
Class 1A1, 3.3725% 12/25/33 (k)	633	630
Class 2A1, 4.1663% 12/25/33 (k)	2,427	2,377
Series 2003-L Class 2A1, 3.9759% 1/25/34 (k)	2,282	2,227
Series 2004-B:
Class 1A1, 3.4126% 3/25/34 (k)	3,124	3,082
Class 2A2, 4.1189% 3/25/34 (k)	2,017	1,966
Master Alternative Loan Trust Series 2004-3 Class 3A1,
6% 4/25/34	751	750
Residential Asset Mortgage Products, Inc. sequential pay:
Series 2003-SL1 Class A31, 7.125% 4/25/31	1,283	1,292
Series 2004-SL2 Class A1, 6.5% 10/25/16	626	635
Residential Finance LP/Residential Finance Development
Corp. floater:
Series 2003-B:
Class B3, 5.99% 7/10/35 (i)(k)	3,633	3,705
Class B4, 6.19% 7/10/35 (i)(k)	2,772	2,828
Class B5, 6.79% 7/10/35 (i)(k)	2,581	2,639
Class B6, 7.29% 7/10/35 (i)(k)	1,147	1,176
Series 2003-CB1:
Class B3, 5.89% 6/10/35 (i)(k)	1,279	1,301
Class B4, 6.09% 6/10/35 (i)(k)	1,141	1,162
Class B5, 6.69% 6/10/35 (i)(k)	778	795
Class B6, 7.19% 6/10/35 (i)(k)	463	474
Residential Funding Securities Corp. Series 2003-RP2
Class A1, 4.98% 6/25/33 (i)(k)	1,439	1,444
WAMU Mortgage pass thru certificates floater Series
2005-AR13 Class A1C1, 4.72% 10/25/45 (k)	3,866	3,863
Washington Mutual Mortgage Securities Corp.
sequential pay Series 2003-MS9 Class 2A1, 7.5%
12/25/33	510	520

TOTAL PRIVATE SPONSOR		34,450
U.S. Government Agency 0.2%
Fannie Mae planned amortization class Series 1996-28
Class PK, 6.5% 7/25/25	2,590	2,693

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

48

Collateralized Mortgage Obligations continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
U.S. Government Agency continued
Freddie Mac Multi-class participation certificates
guaranteed planned amortization class:
Seires 2625 Class QX, 2.25% 3/15/22	$ 1,022	$ 993
Series 2640 Class QG, 2% 4/15/22	1,339	1,296
Series 2770 Class UD, 4.5% 5/15/17	12,058	11,644
Series 2780 Class OC, 4.5% 3/15/17	3,935	3,844
Series 2831 Class PB, 5% 7/15/19	3,735	3,660
Series 2885 Class PC, 4.5% 3/15/18	5,030	4,901
Series 2888 Class GD, 4.5% 4/15/18	4,817	4,614

TOTAL U.S. GOVERNMENT AGENCY		33,645

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $69,096)		68,095

Commercial Mortgage Securities 0.6%

Banc of America Commercial Mortgage, Inc. sequential
pay Series 2004-2 Class A3, 4.05% 11/10/38	7,000	6,674
Bayview Commercial Asset Trust floater Series 2004-3:
Class A1, 4.9% 1/25/35 (i)(k)	3,864	3,868
Class A2, 4.95% 1/25/35 (i)(k)	577	578
Class M1, 5.03% 1/25/35 (i)(k)	666	667
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2004 ESA:
Class B, 4.888% 5/14/16 (i)	1,030	1,024
Class C, 4.937% 5/14/16 (i)	2,140	2,130
Class D, 4.986% 5/14/16 (i)	780	777
Class E, 5.064% 5/14/16 (i)	2,420	2,418
Class F, 5.182% 5/14/16 (i)	580	580
CDC Commercial Mortgage Trust Series 2002-FX1 Class
XCL, 0.7052% 5/15/35 (i)(k)(l)	56,687	3,173
CS First Boston Mortgage Securities Corp.:
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	83	83
Series 2000-C1 Class A2, 7.545% 4/15/62	5,000	5,398
Series 1997-C2 Class D, 7.27% 1/17/35	2,800	2,942
Deutsche Mortgage & Asset Receiving Corp. sequential
pay Series 1998-C1 Class D, 7.231% 6/15/31	1,885	1,971
DLJ Commercial Mortgage Corp. sequential pay Series
2000-CF1 Class A1B, 7.62% 6/10/33	4,885	5,308

See accompanying notes which are an integral part of the financial statements.

49 Semiannual Report

Investments (Unaudited) continued

Commercial Mortgage Securities continued
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Equitable Life Assurance Society of the United States
Series 174:
Class B1, 7.33% 5/15/06 (i)	$ 5,000	$ 5,028
Class C1, 7.52% 5/15/06 (i)	4,000	4,024
First Union-Lehman Brothers Commercial Mortgage Trust
sequential pay Series 1997-C2 Class A3, 6.65%
11/18/29	1,012	1,032
Ginnie Mae guaranteed Multi-family pass thru securities
sequential pay Series 2002-35 Class C, 5.8915%
10/16/23 (k)	627	642
Ginnie Mae guaranteed REMIC pass thru securities
sequential pay:
Series 2003-22 Class B, 3.963% 5/16/32	2,985	2,850
Series 2003-36 Class C, 4.254% 2/16/31	2,370	2,281
Series 2003-47 Class C, 4.227% 10/16/27	4,299	4,184
Series 2003-59 Class D, 3.654% 10/16/27	4,890	4,562
GMAC Commercial Mortgage Securities, Inc. Series
2004-C3 Class X2, 0.7485% 12/10/41 (k)(l)	3,422	91
GS Mortgage Securities Corp. II:
sequential pay:
Series 2001-LIBA Class A2, 6.615% 2/14/16 (i)	2,912	3,100
Series 2003-C1 Class A2A, 3.59% 1/10/40	2,445	2,384
Series 1998-GLII Class E, 6.9704% 4/13/31 (k)	1,220	1,261
Host Marriott Pool Trust sequential pay Series
1999-HMTA Class B, 7.3% 8/3/15 (i)	1,400	1,493
LB-UBS Commercial Mortgage Trust sequential pay:
Series 2000-C3 Class A2, 7.95% 1/15/10	5,000	5,476
Series 2001-C2 Class A2, 6.653% 11/15/27	1,920	2,043
Leafs CMBS I Ltd./Leafs CMBS I Corp. Series 2002-1A
Class C, 4.13% 11/20/37 (i)	5,000	4,489
Merrill Lynch Mortgage Trust Series 2005-LC1 Class F,
5.3773% 1/12/44 (i)(k)	3,300	3,166
Mortgage Capital Funding, Inc. sequential pay Series
1998-MC2 Class A2, 6.423% 6/18/30	2,926	2,994
Thirteen Affiliates of General Growth Properties, Inc.
sequential pay Series 1 Class A2, 6.602%
11/15/07 (i)	9,000	9,222
Wachovia Bank Commercial Mortgage Trust sequential
pay:
Series 2003-C7 Class A1, 4.241% 10/15/35 (i)	8,464	8,226
Series 2003-C8 Class A3, 4.445% 11/15/35	8,060	7,813
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $115,544)		113,952

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

50

Municipal Securities 0.0%
	Principal	Value (Note 1)
	Amount (000s)	(000s)
Massachusetts Spl. Oblig. Dedicated Tax Rev. 5.5%
1/1/29 (FGIC Insured)	$ 3,100	$ 3,604
Univ. of Virginia Univ. Revs. 5% 6/1/37	1,700	1,775
TOTAL MUNICIPAL SECURITIES
(Cost $5,540)		5,379

Foreign Government and Government Agency Obligations 0.3%

Chilean Republic 7.125% 1/11/12	6,700	7,370
Israeli State 4.625% 6/15/13	770	735
Korean Republic 4.875% 9/22/14	2,495	2,441
United Mexican States:
4.625% 10/8/08	4,210	4,183
5.875% 1/15/14	12,580	12,926
6.75% 9/27/34	12,855	13,800
7.5% 1/14/12	6,200	6,907
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY
OBLIGATIONS
(Cost $46,456)		48,362

Supranational Obligations 0.0%

Corporacion Andina de Fomento 6.875% 3/15/12
(Cost $2,795)	2,825	3,047

Preferred Securities 0.1%

FINANCIALS – 0.1%
Commercial Banks – 0.1%
Abbey National PLC 7.35% (k)	7,425	7,720
Diversified Financial Services – 0.0%
ING Groep NV 5.775% (f)	6,895	6,986
TOTAL PREFERRED SECURITIES
(Cost $14,648)		14,706

See accompanying notes which are an integral part of the financial statements.

51 Semiannual Report

Investments (Unaudited) continued

Money Market Funds 1.5%
		Shares	Value (Note 1)
			(000s)
Fidelity Cash Central Fund, 4.46% (b)		256,991,346	$ 256,991
Fidelity Securities Lending Cash Central Fund, 4.48% (b)(c)		20,182,625	20,183
TOTAL MONEY MARKET FUNDS
(Cost $277,174)			277,174
Cash Equivalents 0.0%
		Maturity
		Amount (000s)
Investments in repurchase agreements (Collateralized by U.S.
Treasury Obligations, in a joint trading account at 4.35%,
dated 1/31/06 due 2/1/06)
(Cost $2,055)		$ 2,055	2,055

TOTAL INVESTMENT PORTFOLIO 99.9%
(Cost $15,219,287)			18,291,567

NET OTHER ASSETS – 0.1%			19,188
NET ASSETS 100%			$ 18,310,755

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

Swap Agreements

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Credit Default Swaps
Receive quarterly notional amount multiplied
by .35% and pay Goldman Sachs upon
default event of Southern California Edison
Co., par value of the notional amount of
Southern California Edison Co. 7.625%
1/15/10	Sept. 2010	$5,100	$3
Receive quarterly notional amount multiplied
by .37% and pay Morgan Stanley, Inc.
upon default event of Pacific Gas &
Electric Co., par value of the notional
amount of Pacific Gas & Electric Co. 4.8%
3/1/14	March 2011	8,500	0
Receive quarterly notional amount multiplied
by .8% and pay Morgan Stanley, Inc.
upon default event of News America, Inc.,
par value of the notional amount of News
America, Inc. 4.75% 3/15/10	April 2010	15,000	237

TOTAL CREDIT DEFAULT SWAPS		28,600	240
Total Return Swaps
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 20
basis points with Bank of America	July 2006	5,400	(37)
Receive monthly a return equal to Banc of
America Securities LLC AAA 10 Yr
Commercial Mortgage Backed Securities
Daily Index and pay monthly a floating
rate based on 1-month LIBOR minus 40
basis points with Bank of America	March 2006	5,400	(46)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Citibank	Oct. 2006	50,000	(343)
Receive monthly a return equal to Lehman
Brothers CMBS AAA 8.5+ Index and pay
monthly a floating rate based on 1-month
LIBOR minus 25 basis points with Deutsche
Bank	April 2006	5,400	(40)
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 15 basis points with
Citibank	April 2006	3,575	(13)

See accompanying notes which are an integral part of the financial statements.

	53		Semiannual Report

Investments (Unaudited) continued

Swap Agreements continued

	Expiration	Notional	Value (000s)
	Date	Amount (000s)

Total Return Swaps continued
Receive monthly a return equal to Lehman
Brothers CMBS U.S. Aggregate Index and
pay monthly a floating rate based on
1-month LIBOR minus 20 basis points with
Lehman Brothers, Inc.	March 2006	$1,425	$(5)
Receive quarterly a return equal to Bank of
America Securities LLC AAA 10Yr
Commercial Mortgage Backed Securities
Daily Index and pay quarterly a floating
rate based on 3-month LIBOR minus 30
basis points with Bank of America	May 2006	10,800	30

TOTAL TOTAL RETURN SWAPS		82,000	(454)

		$110,600	$(214)

Legend

(a) Non-income producing

(b) Affiliated fund that is available only to
investment companies and other
accounts managed by Fidelity
Investments. The rate quoted is the
annualized seven-day yield of the fund
at period end. A complete unaudited
listing of the fund’s holdings as of its
most recent quarter end is available
upon request.

(c) Investment made with cash collateral
received from securities on loan.

(d) Non-income producing – Issuer is in
default.

(e) Debt obligation initially issued in zero
coupon form which converts to coupon
form at a specified rate and date. The
rate shown is the rate at period end.

(f) Debt obligation initially issued at one
coupon which converts to a higher
coupon at a specified date. The rate
shown is the rate at period end.

(g) Security or a portion of the security is on
loan at period end.

(h) Affiliated company

(i) Security exempt from registration under
Rule 144A of the Securities Act of 1933.
These securities may be resold in
transactions exempt from registration,
normally to qualified institutional buyers.
At the period end, the value of these
securities amounted to $244,510,000
or 1.3% of net assets.

(j) Security or a portion of the security
purchased on a delayed delivery or
when-issued basis.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 54

(k) The coupon rate shown on floating or
adjustable rate securities represents the
rate at period end.

(l) Security represents right to receive
monthly interest payments on an
underlying pool of mortgages. Principal
shown is the par amount of the
mortgage pool.

(m) Restricted securities – Investment in
securities not registered under the
Securities Act of 1933 (excluding 144A
issues). At the end of the period, the
value of restricted securities (excluding
144A issues) amounted to $4,133,000
or 0.0% of net assets.

Additional information on each holding is as follows:

	Acquisition	Acquisition
Security	Date	Cost (000s)
Education Realty
Trust, Inc.	9/29/05	$3,130
Inverness Medical
Innovations, Inc.	1/18/06	$1,853

Affiliated Central Funds

Information regarding fiscal year to date income received by the fund from the affiliated Central funds is as follows:

Fund	Income received
(amounts in thousands)
Fidelity Cash Central Fund	$6,320
Fidelity Securities Lending Cash Central Fund	389
Total	$6,709

Other Affiliated Issuers

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

	Value,	Purchases	Sales	Dividend	Value, end of
Affiliate	beginning of		Proceeds	Income	period
(amounts in thousands)	period
ATMI, Inc.	$60,485	$2,050	$5,168	$—	$—
Covad Communications
Group, Inc.	21,114	98	562	—	17,726
Frontier Airlines, Inc.	43,732	1,045	1,479	—	23,655
Hanger Orthopedic
Group, Inc.	10,496	—	117	—	9,007
LTX Corp.	24,279	233	1,441	—	18,566
Total	$160,106	$3,426	$8,767	$—	$68,954

See accompanying notes which are an integral part of the financial statements.

55 Semiannual Report

Investments (Unaudited) continued

Other Information

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):

U.S.Government and
U.S.Government Agency
Obligations	22.4%
AAA,AA,A	3.5%
BBB	3.7%
BB	0.4%
B	0.1%
CCC,CC,C	0.0%
Not Rated	0.3%
Equities	68.0%
Short Term Investments and Net
Other Assets	1.6%
100.0%

We have used ratings from Moody’s® Investors Services, Inc. Where Moody’s ratings are not available, we have used S&P® ratings.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report 56

Financial Statements

Statement of Assets and Liabilities
Amounts in thousands (except per share amount)	January 31, 2006 (Unaudited)

Assets
Investment in securities, at value (including securities
loaned of $19,606 and repurchase agreements of
$2,055) See accompanying schedule:
Unaffiliated issuers (cost $14,848,887)	$17,945,439
Affiliated Central Funds (cost $277,174)	277,174
Other affiliated issuers (cost $93,226)	68,954
Total Investments (cost $15,219,287)		$18,291,567
Commitment to sell securities on a delayed delivery basis	$(4,756)
Receivable for securities sold on a delayed delivery basis	4,789	33
Receivable for investments sold, regular delivery		86,367
Cash		1
Receivable for fund shares sold		64,437
Dividends receivable		7,465
Interest receivable		47,677
Prepaid expenses		63
Other affiliated receivables		61
Other receivables		736
Total assets		18,498,407

Liabilities
Payable to custodian bank	$307
Payable for investments purchased
Regular delivery	121,246
Delayed delivery	19,547
Payable for fund shares redeemed	16,201
Swap agreements, at value	214
Accrued management fee	6,198
Other affiliated payables	3,125
Other payables and accrued expenses	631
Collateral on securities loaned, at value	20,183
Total liabilities		187,652

Net Assets		$18,310,755
Net Assets consist of:
Paid in capital		$14,861,358
Undistributed net investment income		28,869
Accumulated undistributed net realized gain (loss) on
investments and foreign currency transactions		348,574
Net unrealized appreciation (depreciation) on
investments and assets and liabilities in foreign
currencies		3,071,954
Net Assets, for 936,682 shares outstanding		$18,310,755
Net Asset Value, offering price and redemption price per
share ($18,310,755 ÷ 936,682 shares)		$19.55

See accompanying notes which are an integral part of the financial statements.

57 Semiannual Report

Financial Statements continued

Statement of Operations
Amounts in thousands	Six months ended January 31, 2006 (Unaudited)

Investment Income
Dividends		$65,351
Interest		109,944
Income from affiliated Central Funds		6,709
Total income		182,004

Expenses
Management fee	$33,064
Transfer agent fees	15,707
Accounting and security lending fees	879
Independent trustees’ compensation	33
Appreciation in deferred trustee compensation account	12
Custodian fees and expenses	347
Registration fees	454
Audit	82
Legal	59
Interest	2
Miscellaneous	63
Total expenses before reductions	50,702
Expense reductions	(1,438)	49,264

Net investment income (loss)		132,740
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	452,146
Other affiliated issuers	(3,392)
Foreign currency transactions	98
Swap agreements	(1,498)
Total net realized gain (loss)		447,354
Change in net unrealized appreciation (depreciation) on:
Investment securities (net of decrease in deferred
foreign taxes of $357)	831,545
Assets and liabilities in foreign currencies	42
Swap agreements	116
Delayed delivery commitments	33
Total change in net unrealized appreciation
(depreciation)		831,736
Net gain (loss)		1,279,090
Net increase (decrease) in net assets resulting from
operations		$1,411,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

58

Statement of Changes in Net Assets
	Six months ended	Year ended
	January 31, 2006	July 31,
Amounts in thousands	(Unaudited)	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$132,740	$209,959
Net realized gain (loss)	447,354	490,101
Change in net unrealized appreciation (depreciation) .	831,736	1,372,230
Net increase (decrease) in net assets resulting
from operations	1,411,830	2,072,290
Distributions to shareholders from net investment income .	(127,545)	(209,042)
Distributions to shareholders from net realized gain	(507,810)	(288,055)
Total distributions	(635,355)	(497,097)
Share transactions
Proceeds from sales of shares	3,517,174	3,734,286
Reinvestment of distributions	624,661	488,501
Cost of shares redeemed	(1,217,267)	(1,972,649)
Net increase (decrease) in net assets resulting from
share transactions	2,924,568	2,250,138
Total increase (decrease) in net assets	3,701,043	3,825,331

Net Assets
Beginning of period	14,609,712	10,784,381
End of period (including undistributed net investment
income of $28,869 and undistributed net investment
income of $23,674, respectively)	$18,310,755	$14,609,712

Other Information
Shares
Sold	188,184	213,325
Issued in reinvestment of distributions	33,779	29,188
Redeemed	(65,375)	(113,135)
Net increase (decrease)	156,588	129,378

See accompanying notes which are an integral part of the financial statements.

59 Semiannual Report

Financial Highlights
	Six months ended
	January 31, 2006	Years ended July 31,
	(Unaudited)	2005	2004	2003	2002	2001
Selected Per Share Data
Net asset value,
beginning of period	$ 18.73	$16.57	$14.92	$13.28	$15.45	$15.33
Income from Investment
Operations
Net investment income
(loss)D	16.29		.27	.30	.41	.47
Net realized and unre
alized gain (loss)	1.44	2.60	1.64	1.63	(1.99)	.61
Total from investment
operations	1.60	2.89	1.91	1.93	(1.58)	1.08
Distributions from net
investment income	(.15)	(.29)	(.26)	(.29)	(.42)	(.47)
Distributions from net
realized gain	(.63)	(.44)	—	—	(.17)	(.49)
Total distributions	(.78)	(.73)	(.26)	(.29)	(.59)	(.96)
Net asset value, end of
period	$ 19.55	$18.73	$16.57	$14.92	$13.28	$15.45
Total ReturnB,C	8.82%	18.04%	12.82%	14.78%	(10.53)%	7.23%
Ratios to Average Net AssetsE
Expenses before
reductions	64%A	.65%	.67%	.70%	.69%	.67%
Expenses net of fee
waivers, if any	64%A	.65%	.67%	.70%	.69%	.67%
Expenses net of all
reductions	63%A	.64%	.66%	.67%	.66%	.64%
Net investment income
(loss)	1.69%A	1.68%	1.63%	2.17%	2.79%	3.05%
Supplemental Data
Net assets, end of
period (in millions) .	$18,311	$14,610	$10,784	$7,905	$6,464	$6,867
Portfolio turnover rate	60%A	82%	99%	137%	150%	115%

A Annualized
B Total returns for periods of less than one year are not annualized.
C Total returns would have been lower had certain expenses not been reduced during the periods shown.
D Calculated based on average shares outstanding during the period.
E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

60

Notes to Financial Statements

For the period ended January 31, 2006 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Balanced Fund (the fund) is a fund of Fidelity Puritan Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open end manage ment investment company organized as a Massachusetts business trust. The fund may invest in affiliated money market central funds (Money Market Central Funds) which are open end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affili ates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require manage ment to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open end mutual funds are valued at their closing net asset value each business day. Short term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securi ties markets, reviewing developments in foreign markets and evaluating the perfor mance of ADRs, futures contracts and exchange traded funds. Because the fund’s utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used can not be predicted and may be utilized to a significant extent. The

61 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
1. Significant Accounting Policies continued
Security Valuation continued

value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Foreign denominated assets, including investment securities, and liabilities are trans lated into U.S. dollars at the exchange rate at period end. Purchases and sales of invest ment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transac tion date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex dividend date, except for certain dividends from foreign securities where the ex dividend date may have passed, which are recorded as soon as the fund is informed of the ex dividend date. Non cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securi ties. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each fund in the trust.

Semiannual Report

62

1. Significant Accounting Policies continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross section of other Fidelity funds, and are marked to market. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Income Tax Information and Distributions to Shareholders. Each year, the fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex dividend date. Income and capital gain distribu tions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book tax differences will reverse in a subsequent period.

Book tax differences are primarily due to short term capital gains, swap agreements, foreign currency transactions, passive foreign investment companies (PFIC), prior period premium and discount on debt securities, market discount, partnerships, financ ing transactions, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$3,419,639
Unrealized depreciation	(351,363)
Net unrealized appreciation (depreciation)	$3,068,276
Cost for federal income tax purposes	$15,223,291

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The fund may also invest directly with

63 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Repurchase Agreements continued

institutions in repurchase agreements. Repurchase agreements are collateralized by government or non government securities. Collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Delayed Delivery Transactions and When Issued Securities. The fund may purchase or sell securities on a delayed delivery or when issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when issued basis are identified as such in the fund’s Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underly ing securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transac tions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the fund’s Schedule of Investments.

Swap Agreements. The fund may invest in swaps for the purpose of managing its exposure to interest rate, credit or market risk.

Total return swaps are agreements to exchange the return generated by one instrument or index for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the index exceeds the offsetting interest obligation, a fund will receive a payment from the counterparty. To the extent it is less, a fund will make a payment to the counterparty. Periodic payments received or made by the fund are

Semiannual Report

64

2. Operating Policies continued

Swap Agreements continued

recorded in the accompanying Statement of Operations as realized gains or losses, respectively.

Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. The fund may enter into credit default swaps in which either it or its counterparty act as guarantors. By acting as the guarantor of a swap, a fund assumes the market and credit risk of the underlying instrument including liquidity and loss of value. Periodic payments and premiums received or made by the fund are recorded in the accompanying State ment of Operations as realized gains or losses, respectively.

Swaps are marked to market daily based on dealer supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Gains or losses are realized upon early termination of the swap agreement. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund’s custodian in compliance with swap contracts. Risks may exceed amounts recognized on the State ment of Assets and Liabilities. These risks include changes in the returns of the underly ing instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the fund’s Schedule of Investments under the caption “Swap Agreements.”

Mortgage Dollar Rolls. To earn additional income, the fund may employ trading strategies which involve the sale and simultaneous agreement to repurchase similar securities (“mortgage dollar rolls”) or the purchase and simultaneous agreement to sell similar securities (“reverse mortgage dollar rolls”). The securities traded are mortgage securities and bear the same interest rate but may be collateralized by different pools of mortgages. During the period between the sale and repurchase in a mortgage dollar roll transaction, a fund will not be entitled to receive interest and principal payments on the securities sold but will invest the proceeds of the sale in other securities which may enhance the yield and total return. In addition, the difference between the sale price and the future purchase price is recorded as an adjustment to investment income. During the period between the purchase and subsequent sale in a reverse mortgage dollar roll transaction a fund is entitled to interest and principal payments on the securities purchased. The price differential between the purchase and sale is recorded as an adjustment to investment income. Losses may arise due to changes in the value of the

65 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)
2. Operating Policies continued
Mortgage Dollar Rolls continued

securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, a fund’s right to repurchase or sell securities may be limited.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short term securities and U.S. government securities, aggregated $3,995,810 and $2,990,421, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment manage ment related services for which the fund pays a monthly management fee. The manage ment fee is the sum of an individual fund fee rate that is based on an annual rate of .15% of the fund’s average net assets and a group fee rate that averaged .27% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .42% of the fund’s average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund’s transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual ized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund’s accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Affiliated Central Funds. The fund may invest in Money Market Central Funds which seek preservation of capital and current income and are managed by Fidelity Invest ments Money Management, Inc. (FIMM), an affiliate of FMR. The Money Market Central Funds do not pay a management fee.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $121 for the period.

Semiannual Report

66

4. Fees and Other Transactions with Affiliates continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The fund’s activity in this program during the period for which loans were outstanding was as follows:

	Average Daily Loan	Weighted Average
Borrower or Lender	Balance	Interest Rate	Interest Expense
Borrower	$21,376	4.12%	$2

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $4.2 billion credit facility (the “line of credit”) to be utilized for temporary or emergency purposes to fund share holder redemptions or for other short term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the fund’s Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from affiliated central funds. Net income from lending portfolio securities during the period amounted to $389.

67 Semiannual Report

Notes to Financial Statements (Unaudited) continued
(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $1,098 for the period. In addition, through arrangements with the fund’s custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund’s expenses. During the period, these credits reduced the fund’s custody and transfer agent expenses by $24 and $316, respectively.

8. Other.

The fund’s organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

Semiannual Report

68

Proxy Voting Results

A special meeting of the fund’s shareholders was held on February 15, 2006. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees.A
	# of	% of
	Votes	Votes

Dennis J. Dirks
Affirmative	37,826,230,383.77	96.098
Withheld	1,536,010,182.46	3.902
TOTAL	39,362,240,566.23	100.000
Albert R. Gamper, Jr.
Affirmative	37,763,014,509.79	95.937
Withheld	1,599,226,056.44	4.063
TOTAL	39,362,240,566.23	100.000
Robert M. Gates
Affirmative	37,674,483,072.96	95.712
Withheld	1,687,757,493.27	4.288
TOTAL	39,362,240,566.23	100.000
George H. Heilmeier
Affirmative	37,748,457,238.12	95.900
Withheld	1,613,783,328.11	4.100
TOTAL	39,362,240,566.23	100.000
Edward C. Johnson 3d
Affirmative	37,532,189,641.25	95.351
Withheld	1,830,050,924.98	4.649
TOTAL	39,362,240,566.23	100.000
Stephen P. Jonas
Affirmative	37,757,585,019.59	95.923
Withheld	1,604,655,546.64	4.077
TOTAL	39,362,240,566.23	100.000
Marie L. Knowles
Affirmative	37,790,960,298.73	96.008
Withheld	1,571,280,267.50	3.992
TOTAL	39,362,240,566.23	100.000

	# of	% of
	Votes	Votes

Ned C. Lautenbach
Affirmative	37,792,534,779.54	96.012
Withheld	1,569,705,786.69	3.988
TOTAL	39,362,240,566.23	100.000

William O. McCoy
Affirmative	37,635,159,621.12	95.612
Withheld	1,727,080,945.11	4.388
TOTAL	39,362,240,566.23	100.000

Robert L. Reynolds
Affirmative	37,724,250,371.80	95.839
Withheld	1,637,990,194.43	4.161
TOTAL	39,362,240,566.23	100.000

Cornelia M. Small
Affirmative	37,789,209,639.31	96.004
Withheld	1,573,030,926.92	3.996
TOTAL	39,362,240,566.23	100.000

William S. Stavropoulos
Affirmative	37,681,894,631.26	95.731
Withheld	1,680,345,934.97	4.269
TOTAL	39,362,240,566.23	100.000

Kenneth L. Wolfe
Affirmative	37,762,131,097.33	95.935
Withheld	1,600,109,468.90	4.065
TOTAL	39,362,240,566.23	100.000

A Denotes trust-wide proposal and voting results.

69 Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Balanced Fund

On January 19, 2006, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve a general research services agreement (the Agreement) between FMR, FMR Co., Inc. (FMRC), Fidelity Investments Money Manage ment, Inc. (FIMM), and Fidelity Research & Analysis Company (FRAC) (together, the Investment Advisers) for the fund, effective January 20, 2006, pursuant to which FRAC may provide general research and investment advisory support services to FMRC and FIMM. The Board considered that it has approved previously various sub advisory agreements for the fund with affiliates of FMR that allow FMR to obtain research, non discretionary advice, or discretionary portfolio management at no additional expense to the fund. The Board, assisted by the advice of fund counsel and independent Trustees’ counsel, considered a broad range of information and determined that it would be beneficial for the fund to access the research and investment advisory support services supplied by FRAC at no additional expense to the fund.

The Board reached this determination in part because the new arrangement will involve no changes in (i) the contractual terms of and fees payable under the fund’s manage ment contract or sub advisory agreements; (ii) the investment process or strategies employed in the management of the fund’s assets; (iii) the nature or level of services provided under the fund’s management contract or sub advisory agreements; (iv) the day to day management of the fund or the persons primarily responsible for such man agement; or (v) the ultimate control or beneficial ownership of FMR, FMRC, or FIMM. The Board also considered that the establishment of the Agreement would not necessi tate prior shareholder approval of the Agreement or result in an assignment and termination of the fund’s management contract or sub advisory agreements under the Investment Company Act of 1940.

Because the Board was approving an arrangement with FRAC under which the fund will not bear any additional management fees or expenses and under which the fund’s portfolio manager would not change, it did not consider the fund’s investment perfor mance, competitiveness of management fee and total expenses, costs of services and profitability, or economies of scale to be significant factors in its decision.

In connection with its future renewal of the fund’s management contract and sub advisory agreements, the Board will consider: (i) the nature, extent, and quality of services provided to the fund, including shareholder and administrative services and investment performance; (ii) the competitiveness of the fund’s management fee and total expenses; (iii) the costs of the services and profitability, including the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering, and servicing the fund and its shareholders; and (iv) whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have

Semiannual Report

70

appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies.

Based on its evaluation of all of the conclusions noted above, and after considering all material factors, the Board ultimately concluded that the fund’s Agreement is fair and reasonable, and that the fund’s Agreement should be approved.

71 Semiannual Report

Investment Adviser
Fidelity Management & Research Company
Boston, MA
Investment Sub Advisers
FMR Co., Inc.
Fidelity Investments
Money Management, Inc.
Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)
Fidelity Management & Research
(U.K.) Inc.
Fidelity Investments Japan Limited
Fidelity International Investment
Advisers
Fidelity International Investment
Advisers (U.K.) Limited
General Distributor
Fidelity Distributors Corporation
Boston, MA
Transfer and Service Agent
Fidelity Service Company, Inc.
Boston, MA
Custodian
Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection
Mutual Fund 24-Hour Service
Exchanges/Redemptions
and Account Assistance	1-800-544-6666
Product Information	1-800-544-6666
Retirement Accounts	1-800-544-4774
(8 a.m. - 9 p.m.)
TDD Service	1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)
Fidelity Automated Service
Telephone (FAST®) (automated phone logo)	1-800-544-5555
(automated phone logo) Automated line for quickest service

BAL-USAN-0306 1.789281.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Puritan Trust: Fidelity Balanced Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust: Fidelity Balanced Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	March 17, 2006
By:	/s/Paul M. Murphy
Paul M. Murphy
Chief Financial Officer

Date:	March 17, 2006